Schedule of Investments (unaudited)	iShares® MSCI ACWI ex U.S. ETF
April 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 4.8%
Ampol Ltd.	45,957	$916,967
APA Group	225,393	1,538,855
Aristocrat Leisure Ltd.	111,118	2,810,781
ASX Ltd.	37,221	1,693,910
Aurizon Holdings Ltd.	362,731	824,722
Australia & New Zealand Banking Group Ltd.	553,459	8,987,195
BHP Group Ltd.	933,832	27,713,774
BlueScope Steel Ltd.	88,176	1,172,010
Brambles Ltd.	257,824	2,442,322
Cochlear Ltd.	12,538	2,055,826
Coles Group Ltd.	246,404	2,976,604
Commonwealth Bank of Australia	312,223	20,661,699
Computershare Ltd.	100,950	1,502,723
CSL Ltd.	88,396	17,647,080
Dexus	199,025	1,031,544
Endeavour Group Ltd./Australia	269,247	1,213,550
Fortescue Metals Group Ltd.	314,378	4,398,657
Goodman Group.	314,653	4,056,390
GPT Group (The)	339,015	996,881
IDP Education Ltd.	45,943	863,120
IGO Ltd.	123,574	1,137,978
Insurance Australia Group Ltd.	455,163	1,507,994
James Hardie Industries PLC	81,827	1,825,978
Lendlease Corp. Ltd.	124,369	617,664
Lottery Corp. Ltd. (The)	420,306	1,409,279
Macquarie Group Ltd.	67,930	8,286,902
Medibank Pvt Ltd.	525,244	1,243,020
Mineral Resources Ltd.	32,157	1,586,325
Mirvac Group	758,193	1,217,223
National Australia Bank Ltd.	581,084	11,186,535
Newcrest Mining Ltd.	159,076	3,037,533
Northern Star Resources Ltd.	212,079	1,891,703
Orica Ltd.	85,627	924,242
Origin Energy Ltd.	319,941	1,773,918
Pilbara Minerals Ltd.	492,055	1,400,492
Qantas Airways Ltd.(a)	177,153	781,235
QBE Insurance Group Ltd.	279,073	2,853,742
Ramsay Health Care Ltd.	34,057	1,464,492
REA Group Ltd.	9,471	890,733
Reece Ltd.	48,491	590,698
Rio Tinto Ltd.	70,404	5,280,625
Santos Ltd.	576,327	2,730,115
Scentre Group	973,654	1,868,534
SEEK Ltd.	62,408	1,018,267
Sonic Healthcare Ltd.	84,330	1,987,906
South32 Ltd.	870,553	2,460,836
Stockland	446,971	1,324,990
Suncorp Group Ltd.	232,181	1,933,146
Telstra Corp. Ltd.	736,775	2,137,542
Transurban Group	571,153	5,696,279
Treasury Wine Estates Ltd.	138,758	1,285,329
Vicinity Ltd.	658,911	921,137
Washington H Soul Pattinson & Co. Ltd.	45,920	961,264
Wesfarmers Ltd.	210,031	7,265,686
Westpac Banking Corp.	648,387	9,705,819
WiseTech Global Ltd.	28,003	1,282,697
Woodside Energy Group Ltd.	351,034	7,965,075
Woolworths Group Ltd.	222,678	5,744,383
Security	Shares	Value

Australia (continued)
Xero Ltd.(a)	24,164	$1,508,455
		214,210,381
Austria — 0.1%
Erste Group Bank AG	61,675	2,242,454
OMV AG	27,046	1,279,890
Verbund AG	12,177	1,084,491
voestalpine AG(b)	21,116	732,128
		5,338,963
Belgium — 0.7%
Ageas SA/NV	30,576	1,362,331
Anheuser-Busch InBev SA/NV	159,634	10,379,311
Argenx SE(a)	10,212	3,939,260
D’ieteren Group	4,866	916,214
Elia Group SA/NV	6,820	935,158
Groupe Bruxelles Lambert NV	19,586	1,757,871
KBC Group NV	45,601	3,259,942
Sofina SA	2,681	615,538
Solvay SA	13,826	1,659,377
UCB SA	23,177	2,154,478
Umicore SA	37,837	1,242,019
Warehouses De Pauw CVA	31,950	955,359
		29,176,858
Brazil — 1.0%
Ambev SA	846,751	2,403,864
Atacadao SA	95,727	206,317
B3 SA - Brasil, Bolsa, Balcao	1,127,391	2,640,027
Banco Bradesco SA	180,590	449,683
Banco BTG Pactual SA	198,890	933,880
Banco do Brasil SA	152,343	1,309,078
Banco Santander Brasil SA	57,106	307,638
BB Seguridade Participacoes SA	128,759	885,705
CCR SA	256,146	696,881
Centrais Eletricas Brasileiras SA	171,770	1,165,727
Cia. de Saneamento Basico do Estado de Sao Paulo(a)	85,996	795,340
Cia. Siderurgica Nacional SA	124,406	354,427
Cosan SA	200,434	601,969
CPFL Energia SA	20,994	139,489
Energisa SA	28,417	238,147
Eneva SA(a)	123,604	281,267
Engie Brasil Energia SA	55,259	456,780
Equatorial Energia SA	171,628	940,757
Hapvida Participacoes e Investimentos SA(a)(c)	1,040,400	575,706
Hypera SA	88,623	661,856
JBS SA	150,037	538,446
Klabin SA	138,710	532,003
Localiza Rent a Car SA	135,630	1,577,428
Lojas Renner SA	182,488	579,536
Magazine Luiza SA(a)	571,716	382,840
Natura & Co. Holding SA	174,594	387,147
Petro Rio SA(a)	128,406	894,605
Petroleo Brasileiro SA	707,681	3,784,003
Raia Drogasil SA	223,368	1,176,894
Rede D’Or Sao Luiz SA(c)	111,306	510,359
Rumo SA	240,965	951,724
Sendas Distribuidora SA	242,959	598,654
Suzano SA	138,797	1,107,527
Telefonica Brasil SA	89,845	740,693
Tim SA	185,884	521,748
TOTVS SA	97,883	503,564

Schedule of Investments (unaudited) (continued)	iShares® MSCI ACWI ex U.S. ETF
April 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Brazil (continued)
Ultrapar Participacoes SA	139,052	$402,564
Vale SA	708,240	10,280,399
Vibra Energia SA	214,759	568,351
WEG SA	309,386	2,550,614
		44,633,637
Canada — 7.5%
Agnico Eagle Mines Ltd.	85,239	4,835,568
Air Canada(a)	39,538	553,301
Algonquin Power & Utilities Corp.	124,003	1,054,371
Alimentation Couche-Tard Inc.	149,552	7,464,078
AltaGas Ltd.	52,950	926,239
ARC Resources Ltd.	121,188	1,505,402
Bank of Montreal	124,229	11,198,352
Bank of Nova Scotia (The)	221,396	11,051,416
Barrick Gold Corp.	326,076	6,199,740
BCE Inc.	13,448	646,370
Brookfield Asset Management Ltd.	62,487	2,094,815
Brookfield Corp.	255,533	8,291,125
Brookfield Renewable Corp., Class A	25,120	839,342
BRP Inc.	6,815	509,144
CAE Inc.(a)	57,531	1,294,697
Cameco Corp.	79,456	2,184,549
Canadian Apartment Properties REIT	22,625	828,785
Canadian Imperial Bank of Commerce	166,212	6,968,182
Canadian National Railway Co.	108,524	12,936,211
Canadian Natural Resources Ltd.	207,951	12,671,834
Canadian Pacific Kansas City Ltd.	171,957	13,555,012
Canadian Tire Corp. Ltd., Class A, NVS	10,252	1,343,955
Canadian Utilities Ltd., Class A, NVS	28,287	817,804
CCL Industries Inc., Class B, NVS	27,285	1,283,040
Cenovus Energy Inc.	264,953	4,447,010
CGI Inc.(a)	40,077	4,067,600
Constellation Software Inc./Canada	3,698	7,238,019
Descartes Systems Group Inc. (The)(a)	14,892	1,180,061
Dollarama Inc.	50,544	3,130,717
Element Fleet Management Corp.	63,046	824,575
Emera Inc.	48,257	2,053,376
Empire Co. Ltd., Class A, NVS	30,544	820,158
Enbridge Inc.	372,183	14,798,316
Fairfax Financial Holdings Ltd.	4,326	3,023,107
First Quantum Minerals Ltd.	108,182	2,628,595
FirstService Corp.	7,079	1,064,841
Fortis Inc.	86,592	3,802,161
Franco-Nevada Corp.	35,623	5,405,304
George Weston Ltd.	13,344	1,791,741
GFL Environmental Inc.	34,727	1,261,332
Gildan Activewear Inc.	35,201	1,146,303
Great-West Lifeco Inc.	49,511	1,407,657
Hydro One Ltd.(c)	59,532	1,743,536
iA Financial Corp. Inc.	17,228	1,155,993
IGM Financial Inc.	12,983	398,445
Imperial Oil Ltd.	42,038	2,142,779
Intact Financial Corp.	32,462	4,910,331
Ivanhoe Mines Ltd., Class A(a)	110,517	958,464
Keyera Corp.	37,400	880,032
Kinross Gold Corp.	237,736	1,198,462
Loblaw Companies Ltd.	30,860	2,902,528
Lundin Mining Corp.	128,442	981,197
Magna International Inc.	51,105	2,664,544
Manulife Financial Corp.	356,052	7,029,849
Security	Shares	Value

Canada (continued)
Metro Inc.	43,777	$2,495,081
National Bank of Canada	63,051	4,701,659
Northland Power Inc.	43,296	1,062,867
Nutrien Ltd.	100,187	6,950,272
Nuvei Corp.(a)(c)	12,357	501,814
Onex Corp.	13,947	642,251
Open Text Corp.	50,545	1,914,207
Pan American Silver Corp.	67,199	1,196,324
Parkland Corp.	28,866	680,716
Pembina Pipeline Corp.	103,088	3,393,531
Power Corp. of Canada	102,226	2,738,149
Quebecor Inc., Class B	26,158	675,164
Restaurant Brands International Inc.	53,042	3,718,441
RioCan REIT	32,189	498,450
Ritchie Bros Auctioneers Inc.	33,825	1,935,354
Rogers Communications Inc., Class B, NVS	65,783	3,250,186
Royal Bank of Canada	255,552	25,371,295
Saputo Inc.	46,962	1,215,948
Shopify Inc., Class A(a)	219,145	10,617,174
Sun Life Financial Inc.	106,683	5,233,164
Suncor Energy Inc.	253,850	7,947,977
TC Energy Corp.	185,898	7,726,255
Teck Resources Ltd., Class B	88,358	4,115,787
TELUS Corp.	86,691	1,837,669
TFI International Inc.	14,860	1,601,548
Thomson Reuters Corp.	31,810	4,182,950
TMX Group Ltd.	10,457	1,059,091
Toromont Industries Ltd.	14,490	1,170,879
Toronto-Dominion Bank (The)	333,880	20,224,771
Tourmaline Oil Corp.	59,322	2,665,188
West Fraser Timber Co. Ltd.	11,796	853,237
Wheaton Precious Metals Corp.	83,579	4,123,893
WSP Global Inc.	22,099	2,916,575
		337,328,232
Chile — 0.1%
Banco de Chile	7,291,725	776,369
Banco de Credito e Inversiones SA	17,036	513,876
Banco Santander Chile	12,227,873	584,696
Cencosud SA	271,016	552,272
Cia. Cervecerias Unidas SA	23,202	189,410
Cia. Sud Americana de Vapores SA	2,484,559	253,888
Empresas CMPC SA	213,321	334,285
Empresas COPEC SA	77,452	538,926
Enel Americas SA	3,927,925	535,239
Enel Chile SA	8,610,239	490,642
Falabella SA	154,916	332,189
		5,101,792
China — 8.4%
360 DigiTech Inc.	21,197	373,915
3SBio Inc.(c)	271,000	271,532
AAC Technologies Holdings Inc.(a)	125,000	264,272
Agricultural Bank of China Ltd., Class A	1,839,700	908,761
Agricultural Bank of China Ltd., Class H	4,446,000	1,718,968
Aier Eye Hospital Group Co. Ltd., Class A	141,874	604,087
Air China Ltd., Class H(a)(b)	450,000	398,329
Akeso Inc.(a)(c)	99,000	543,727
Alibaba Group Holding Ltd.(a)	2,736,164	28,931,165
Alibaba Health Information Technology Ltd.(a)(b)	986,000	710,718
Aluminum Corp. of China Ltd., Class H	912,000	541,783

Schedule of Investments (unaudited) (continued)	iShares® MSCI ACWI ex U.S. ETF
April 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
Anhui Conch Cement Co. Ltd., Class A	118,698	$461,490
Anhui Conch Cement Co. Ltd., Class H	267,000	843,057
Anhui Gujing Distillery Co. Ltd., Class B	43,400	769,709
ANTA Sports Products Ltd.	218,200	2,711,401
Autohome Inc., ADR	14,382	426,426
AviChina Industry & Technology Co. Ltd., Class H	565,000	305,389
Baidu Inc.(a)	410,388	6,177,119
Bank of Beijing Co. Ltd., Class A	1,011,898	693,139
Bank of China Ltd., Class A	1,252,200	663,930
Bank of China Ltd., Class H	13,608,000	5,434,463
Bank of Communications Co. Ltd., Class A	1,095,400	881,462
Bank of Communications Co. Ltd., Class H	1,100,800	711,007
Bank of Ningbo Co. Ltd., Class A	141,077	558,726
Bank of Shanghai Co. Ltd., Class A	527,399	478,556
Baoshan Iron & Steel Co. Ltd., Class A	444,296	413,719
BeiGene Ltd.(a)	114,876	2,254,323
Beijing Capital International Airport Co. Ltd., Class H(a)	386,000	300,712
Beijing Enterprises Holdings Ltd.	90,000	373,499
Beijing Enterprises Water Group Ltd.	810,000	205,688
Beijing Kingsoft Office Software Inc., Class A	10,200	649,953
Bilibili Inc.(a)	36,094	734,266
BOC Aviation Ltd.(c)	32,300	256,008
BOE Technology Group Co. Ltd., Class A	806,900	468,977
Bosideng International Holdings Ltd.	632,000	311,688
BYD Co. Ltd., Class A	27,700	1,026,603
BYD Co. Ltd., Class H	144,500	4,382,142
BYD Electronic International Co. Ltd.	127,000	385,158
C&D International Investment Group Ltd.(b)	115,000	354,158
CGN Power Co. Ltd., Class H(c)	2,260,000	596,782
Changchun High & New Technology Industry Group Inc., Class A	14,300	337,018
China Cinda Asset Management Co. Ltd., Class H	1,574,000	187,228
China CITIC Bank Corp. Ltd., Class H	1,623,000	877,986
China Coal Energy Co. Ltd., Class H	390,000	335,092
China Communications Services Corp. Ltd., Class H	534,000	292,613
China Conch Venture Holdings Ltd.	314,500	501,793
China Construction Bank Corp., Class H	17,734,050	11,855,673
China CSSC Holdings Ltd., Class A	90,200	338,410
China Everbright Bank Co. Ltd., Class A	960,800	444,388
China Everbright Bank Co. Ltd., Class H	566,000	181,267
China Everbright Environment Group Ltd.	884,037	375,295
China Evergrande Group(a)(b)(d)	288,000	31,259
China Feihe Ltd.(c)	715,000	482,831
China Galaxy Securities Co. Ltd., Class H	801,500	435,335
China Gas Holdings Ltd.	579,600	745,638
China Hongqiao Group Ltd.	468,000	460,969
China International Capital Corp. Ltd., Class H(c)	334,000	701,821
China Jinmao Holdings Group Ltd.	982,000	183,459
China Lesso Group Holdings Ltd.	228,000	197,111
China Life Insurance Co. Ltd., Class A	107,600	606,993
China Life Insurance Co. Ltd., Class H	1,367,000	2,626,219
China Literature Ltd.(a)(c)	71,800	331,722
China Longyuan Power Group Corp. Ltd., Class H	637,000	668,509
China Medical System Holdings Ltd.	286,000	474,794
China Meidong Auto Holdings Ltd.	116,000	180,009
China Mengniu Dairy Co. Ltd.	563,000	2,272,589
China Merchants Bank Co. Ltd., Class A	297,900	1,450,098
China Merchants Bank Co. Ltd., Class H	688,593	3,323,923
China Merchants Port Holdings Co. Ltd.	240,000	356,117
China Merchants Securities Co. Ltd., Class A	224,860	454,340
Security	Shares	Value

China (continued)
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	196,177	$387,051
China Minsheng Banking Corp. Ltd., Class A	980,195	514,135
China Minsheng Banking Corp. Ltd., Class H	697,740	256,311
China National Building Material Co. Ltd., Class H	712,000	534,221
China Northern Rare Earth Group High-Tech Co. Ltd., Class A	96,000	349,730
China Oilfield Services Ltd., Class H	356,000	418,736
China Overseas Land & Investment Ltd.	691,500	1,753,743
China Overseas Property Holdings Ltd.	240,000	266,520
China Pacific Insurance Group Co. Ltd., Class A	184,797	834,393
China Pacific Insurance Group Co. Ltd., Class H	412,800	1,233,047
China Petroleum & Chemical Corp., Class A	1,074,498	1,043,091
China Petroleum & Chemical Corp., Class H	5,087,000	3,334,097
China Power International Development Ltd.	1,007,000	382,255
China Railway Group Ltd., Class A	443,696	596,192
China Railway Group Ltd., Class H	562,000	432,087
China Resources Beer Holdings Co. Ltd.	292,000	2,255,634
China Resources Cement Holdings Ltd.	380,000	172,035
China Resources Gas Group Ltd.	174,300	550,149
China Resources Land Ltd.	550,000	2,561,215
China Resources Mixc Lifestyle Services Ltd.(c)	123,800	656,338
China Resources Pharmaceutical Group Ltd.(c)	341,500	339,233
China Resources Power Holdings Co. Ltd.	356,000	775,093
China Ruyi Holdings Ltd.(a)(b)	912,000	222,004
China Shenhua Energy Co. Ltd., Class A	142,100	597,657
China Shenhua Energy Co. Ltd., Class H	568,000	1,886,639
China Southern Airlines Co. Ltd., Class H(a)(b)	472,000	330,609
China State Construction Engineering Corp. Ltd., Class A	957,998	910,116
China State Construction International Holdings Ltd.	356,000	442,615
China Taiping Insurance Holdings Co. Ltd.	309,400	355,393
China Three Gorges Renewables Group Co. Ltd., Class A	565,700	443,421
China Tourism Group Duty Free Corp. Ltd.(a)(b)(c)	3,300	70,591
China Tourism Group Duty Free Corp. Ltd., Class A	29,898	697,656
China Tower Corp. Ltd., Class H(c)	8,620,000	1,100,113
China Traditional Chinese Medicine Holdings Co. Ltd.	534,000	291,915
China Vanke Co. Ltd., Class A	216,300	472,960
China Vanke Co. Ltd., Class H	197,200	308,282
China Yangtze Power Co. Ltd., Class A	326,049	1,030,968
Chinasoft International Ltd.	518,000	345,321
Chongqing Zhifei Biological Products Co. Ltd., Class A	34,600	407,354
CITIC Ltd.	1,059,000	1,329,353
CITIC Securities Co. Ltd., Class A	317,100	965,229
CITIC Securities Co. Ltd., Class H	484,825	1,020,848
CMOC Group Ltd., Class H	951,000	582,984
Contemporary Amperex Technology Co. Ltd., Class A	53,460	1,789,194
COSCO SHIPPING Holdings Co. Ltd., Class A	221,830	356,850
COSCO SHIPPING Holdings Co. Ltd., Class H	534,749	621,121
COSCO SHIPPING Ports Ltd.(b)	314,000	206,611
Country Garden Holdings Co. Ltd.(b)	2,240,828	577,237
Country Garden Services Holdings Co. Ltd.	386,000	606,618
CRRC Corp. Ltd., Class A	661,400	668,544
CRRC Corp. Ltd., Class H	794,000	513,799
CSC Financial Co. Ltd., Class A	129,300	474,118
CSPC Pharmaceutical Group Ltd.	1,804,960	1,837,984
Dali Foods Group Co. Ltd.(c)	296,500	123,390
Daqo New Energy Corp., ADR(a)(b)	12,133	557,147
Dongfeng Motor Group Co. Ltd., Class H	448,000	214,346

Schedule of Investments (unaudited) (continued)	iShares® MSCI ACWI ex U.S. ETF
April 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
Dongyue Group Ltd.	271,000	$275,773
East Money Information Co. Ltd., Class A	281,342	655,742
ENN Energy Holdings Ltd.	147,500	2,022,462
Eve Energy Co. Ltd., Class A	36,900	350,118
Far East Horizon Ltd.	274,000	246,496
Flat Glass Group Co. Ltd., Class H	130,000	365,469
Focus Media Information Technology Co. Ltd., Class A	512,350	477,208
Foshan Haitian Flavouring & Food Co. Ltd., Class A	66,080	675,000
Fosun International Ltd.	477,500	334,882
Fuyao Glass Industry Group Co. Ltd., Class H(c)	146,400	595,596
Ganfeng Lithium Co. Ltd., Class H(b)(c)	65,760	433,868
Ganfeng Lithium Group Co. Ltd., Class A	36,400	342,608
GCL-Poly Energy Holdings Ltd.(a)(b)	3,608,000	905,936
GDS Holdings Ltd., Class A(a)	151,544	293,418
Geely Automobile Holdings Ltd.	1,110,000	1,378,002
Genscript Biotech Corp.(a)	220,000	581,543
GF Securities Co. Ltd., Class H	304,400	437,132
GoerTek Inc., Class A	113,000	290,145
Great Wall Motor Co. Ltd., Class H(b)	595,000	722,078
Greentown China Holdings Ltd.	149,000	179,075
Greentown Service Group Co. Ltd.	260,000	159,722
Guangdong Investment Ltd.(b)	612,000	585,058
Guangzhou Automobile Group Co. Ltd., Class H	686,028	428,162
Guotai Junan Securities Co. Ltd., Class A	283,200	619,586
H World Group Ltd., ADR(a)	36,803	1,726,061
Haidilao International Holding Ltd.(a)(c)	206,000	503,650
Haier Smart Home Co. Ltd., Class A	153,900	528,022
Haier Smart Home Co. Ltd., Class H	348,800	1,136,942
Haitian International Holdings Ltd.	123,000	319,588
Haitong Securities Co. Ltd., Class A	600,992	805,839
Haitong Securities Co. Ltd., Class H	465,200	308,989
Hangzhou Tigermed Consulting Co. Ltd., Class A	30,900	406,709
Hangzhou Tigermed Consulting Co. Ltd., Class H(c)	5,300	44,150
Hansoh Pharmaceutical Group Co. Ltd.(c)	234,000	426,887
Henan Shuanghui Investment & Development Co. Ltd., Class A	81,200	292,753
Hengan International Group Co. Ltd.	111,500	498,010
Hengli Petrochemical Co. Ltd., Class A	133,700	305,573
Hua Hong Semiconductor Ltd.(a)(c)	110,000	452,002
Huaneng Power International Inc., Class H(a)	968,000	603,233
Huatai Securities Co. Ltd., Class A	324,500	659,585
Huatai Securities Co. Ltd., Class H(c)	191,800	247,732
Huaxia Bank Co. Ltd., Class A	797,100	663,697
Hygeia Healthcare Holdings Co. Ltd.(a)(c)	76,400	563,007
Industrial & Commercial Bank of China Ltd., Class A	1,206,010	822,480
Industrial & Commercial Bank of China Ltd., Class H	9,997,285	5,378,579
Industrial Bank Co. Ltd., Class A	347,542	865,863
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	124,799	532,994
Inner Mongolia Yitai Coal Co. Ltd., Class B	257,400	381,769
Innovent Biologics Inc.(a)(c)	191,000	918,341
iQIYI Inc., ADR(a)	76,219	464,936
JA Solar Technology Co. Ltd., Class A	80,024	466,972
JD Health International Inc.(a)(c)	207,500	1,497,345
JD.com Inc., Class A	398,058	7,104,476
Jiangsu Expressway Co. Ltd., Class H	218,000	220,825
Jiangsu Hengli Hydraulic Co. Ltd., Class A	38,600	343,672
Jiangsu Hengrui Medicine Co. Ltd., Class A	110,756	779,299
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd., Class A	26,300	568,711
Jiangxi Copper Co. Ltd., Class H	226,000	402,041
Security	Shares	Value

China (continued)
Jiumaojiu International Holdings Ltd.(b)(c)	139,000	$312,321
JOYY Inc., ADR	9,531	290,028
Kanzhun Ltd., ADR(a)(b)	32,826	606,953
KE Holdings Inc., ADR(a)	122,267	1,918,369
Kingboard Holdings Ltd.	126,000	385,904
Kingboard Laminates Holdings Ltd.	218,000	224,668
Kingdee International Software Group Co. Ltd.(a)	464,000	713,476
Kingsoft Corp. Ltd.	179,000	786,834
Koolearn Technology Holding Ltd.(a)(b)(c)	72,500	251,339
Kuaishou Technology(a)(c)	324,000	2,144,925
Kunlun Energy Co. Ltd.	702,000	650,759
Kweichow Moutai Co. Ltd., Class A	14,300	3,640,805
Legend Biotech Corp., ADR(a)(b)	10,923	750,519
Lenovo Group Ltd.	1,332,000	1,362,737
Lens Technology Co. Ltd., Class A	158,925	268,067
Li Auto Inc.(a)	206,106	2,441,089
Li Ning Co. Ltd.	424,000	3,032,285
Longfor Group Holdings Ltd.(b)(c)	332,500	909,886
LONGi Green Energy Technology Co. Ltd., Class A	107,296	542,083
Lufax Holding Ltd., ADR	145,918	248,061
Luxshare Precision Industry Co. Ltd., Class A	116,788	441,763
Luzhou Laojiao Co. Ltd., Class A	25,100	820,303
Mango Excellent Media Co. Ltd., Class A	87,600	454,540
Meituan, Class B(a)(c)	926,260	15,830,199
Microport Scientific Corp.(a)	125,700	278,914
MINISO Group Holding Ltd.	18,093	333,635
Minth Group Ltd.	152,000	440,129
Muyuan Foods Co. Ltd., Class A	95,258	658,834
NARI Technology Co. Ltd., Class A	168,204	635,913
NAURA Technology Group Co. Ltd., Class A	10,200	494,252
NetEase Inc.	368,685	6,563,478
New China Life Insurance Co. Ltd., Class A	68,100	382,937
New China Life Insurance Co. Ltd., Class H	160,100	458,454
New Hope Liuhe Co. Ltd., Class A(a)	139,807	262,780
New Oriental Education & Technology Group Inc.(a)	277,110	1,258,498
Nine Dragons Paper Holdings Ltd.	299,000	207,442
Ningbo Deye Technology Co. Ltd., NVS	7,952	289,142
NIO Inc., ADR(a)	251,578	1,979,919
Nongfu Spring Co. Ltd., Class H(c)	322,800	1,751,432
Orient Overseas International Ltd.	24,000	487,613
People’s Insurance Co. Group of China Ltd. (The), Class H	1,422,000	559,273
PetroChina Co. Ltd., Class A	207,100	236,653
PetroChina Co. Ltd., Class H	4,046,000	2,810,491
Pharmaron Beijing Co. Ltd., Class H(c)	55,500	240,616
PICC Property & Casualty Co. Ltd., Class H	1,266,285	1,531,519
Pinduoduo Inc., ADR(a)(b)	92,906	6,331,544
Ping An Bank Co. Ltd., Class A	359,700	653,230
Ping An Healthcare and Technology Co. Ltd.(a)(b)(c)	102,300	255,722
Ping An Insurance Group Co. of China Ltd., Class A	186,606	1,399,442
Ping An Insurance Group Co. of China Ltd., Class H	1,166,500	8,510,225
Poly Developments and Holdings Group Co. Ltd., Class A	260,900	524,648
Pop Mart International Group Ltd.(b)(c)	130,600	316,811
Postal Savings Bank of China Co. Ltd., Class A	624,100	497,548
Postal Savings Bank of China Co. Ltd., Class H(c)	1,254,000	817,598
Rongsheng Petrochemical Co. Ltd., Class A	199,650	381,477
SAIC Motor Corp. Ltd., Class A	180,400	368,581
Sany Heavy Equipment International Holdings Co. Ltd.	296,000	392,613
Sany Heavy Industry Co. Ltd., Class A	168,527	402,118

Schedule of Investments (unaudited) (continued)	iShares® MSCI ACWI ex U.S. ETF
April 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
SF Holding Co. Ltd., Class A	78,700	$642,160
Shaanxi Coal Industry Co. Ltd., Class A	234,600	664,023
Shandong Gold Mining Co. Ltd., Class A	185,700	690,310
Shandong Weigao Group Medical Polymer Co. Ltd., Class H(b)	450,000	767,876
Shanghai Baosight Software Co. Ltd., Class B	209,462	717,232
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	122,500	350,179
Shanghai Fudan Microelectronics Group Co. Ltd., Class H	84,000	254,297
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class B	321,712	243,616
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	214,700	436,479
Shanghai Pudong Development Bank Co. Ltd., Class A	571,000	627,211
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	17,880	642,503
Shenwan Hongyuan Group Co. Ltd., Class A	861,406	562,859
Shenzhen Inovance Technology Co. Ltd., Class A	63,800	570,213
Shenzhen International Holdings Ltd.	226,500	203,910
Shenzhen Kangtai Biological Products Co. Ltd., Class A	60,280	264,292
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	17,600	793,967
Shenzhou International Group Holdings Ltd.	150,700	1,447,498
Shimao Group Holdings Ltd.(a)(b)	133,383	33,984
Sino Biopharmaceutical Ltd.	1,994,000	1,106,871
Sinomine Resource Group Co. Ltd., Class A	15,400	169,512
Sinopharm Group Co. Ltd., Class H	258,000	913,908
Smoore International Holdings Ltd.(b)(c)	373,000	436,043
Sungrow Power Supply Co. Ltd., Class A	25,800	421,475
Sunny Optical Technology Group Co. Ltd.	131,900	1,393,828
Suzhou Maxwell Technologies Co. Ltd., Class A	4,500	178,781
TAL Education Group, ADR(a)	81,191	475,779
TCL Zhonghuan Renewable Energy Technology Co. Ltd., Class A	74,400	447,397
Tencent Holdings Ltd.	1,149,600	51,060,762
Tencent Music Entertainment Group, ADR(a)	127,633	945,761
Tingyi Cayman Islands Holding Corp.	358,000	625,623
Tongcheng Travel Holdings Ltd.(a)	255,600	543,714
Tongwei Co. Ltd., Class A	86,900	501,073
Topsports International Holdings Ltd.(c)	318,000	283,477
TravelSky Technology Ltd., Class H	142,000	283,450
Trina Solar Co. Ltd.	42,787	304,573
Trip.com Group Ltd., ADR(a)	100,210	3,558,457
Tsingtao Brewery Co. Ltd., Class H	112,000	1,199,030
Uni-President China Holdings Ltd.	226,000	225,654
Vinda International Holdings Ltd.	73,000	190,738
Vipshop Holdings Ltd., ADR(a)	79,940	1,255,058
Wanhua Chemical Group Co. Ltd., Class A	56,331	751,095
Want Want China Holdings Ltd.	967,000	616,709
Weibo Corp., ADR(a)	11,514	201,610
Weichai Power Co. Ltd., Class H	434,000	641,513
Wens Foodstuffs Group Co. Ltd., Class A	203,160	580,842
Will Semiconductor Co. Ltd. Shanghai, Class A	25,785	340,995
Wingtech Technology Co. Ltd., Class A	35,500	270,463
Wuliangye Yibin Co. Ltd., Class A	53,900	1,317,088
WuXi AppTec Co. Ltd., Class A	48,114	470,593
WuXi AppTec Co. Ltd., Class H(c)	88,836	781,306
Wuxi Biologics Cayman Inc.(a)(c)	676,500	4,033,859
Xiaomi Corp., Class B(a)(c)	2,793,000	3,964,394
Security	Shares	Value

China (continued)
Xinyi Solar Holdings Ltd.	902,000	$969,737
XPeng Inc.(a)	167,332	799,001
Xtep International Holdings Ltd.	277,000	323,063
Yadea Group Holdings Ltd.(c)	264,000	617,239
Yankuang Energy Group Co. Ltd., Class H	322,000	1,104,645
Yihai International Holding Ltd.	98,000	260,101
Yonyou Network Technology Co. Ltd., Class A	110,300	344,941
Yuexiu Property Co. Ltd.(b)	253,200	366,295
Yum China Holdings Inc.	78,134	4,780,238
Yunnan Baiyao Group Co. Ltd., Class A	45,198	379,896
Yunnan Energy New Material Co. Ltd., Class A	17,400	262,052
Zai Lab Ltd., ADR(a)	17,169	600,572
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	10,400	409,016
Zhaojin Mining Industry Co. Ltd., Class H(a)	209,000	332,703
Zhejiang Expressway Co. Ltd., Class H	168,000	139,416
Zhejiang Huayou Cobalt Co. Ltd., Class A	32,500	244,891
ZhongAn Online P&C Insurance Co. Ltd., Class H(a)(c)	124,700	388,195
Zhongsheng Group Holdings Ltd.	118,000	504,039
Zhuzhou CRRC Times Electric Co. Ltd.	119,200	481,091
Zijin Mining Group Co. Ltd., Class A	472,300	878,684
Zijin Mining Group Co. Ltd., Class H	1,054,000	1,784,481
ZTE Corp., Class A	43,200	222,458
ZTE Corp., Class H	130,800	421,279
ZTO Express Cayman Inc., ADR	79,410	2,198,069
		378,364,946
Colombia — 0.0%
Bancolombia SA	35,968	275,617
Interconexion Electrica SA ESP	75,843	293,815
		569,432
Czech Republic — 0.1%
CEZ AS	32,461	1,743,634
Komercni Banka AS	14,515	468,669
Moneta Money Bank AS(c)	63,542	232,998
		2,445,301
Denmark — 2.0%
AP Moller - Maersk A/S, Class A	614	1,097,336
AP Moller - Maersk A/S, Class B, NVS	902	1,630,411
Carlsberg AS, Class B	18,013	2,981,092
Chr Hansen Holding A/S	20,263	1,577,058
Coloplast A/S, Class B	21,904	3,155,946
Danske Bank A/S(a)	125,835	2,659,496
Demant A/S(a)	19,143	820,392
DSV A/S	34,488	6,490,720
Genmab A/S(a)	12,124	4,982,534
Novo Nordisk A/S, Class B	305,327	50,792,475
Novozymes A/S, Class B	38,786	2,019,303
Orsted AS(c)	35,183	3,157,677
Pandora A/S	17,070	1,580,030
Rockwool A/S, Class B	1,804	436,933
Tryg A/S.	65,922	1,557,933
Vestas Wind Systems A/S(a)	187,616	5,191,445
		90,130,781
Egypt — 0.0%
Commercial International Bank Egypt SAE	462,852	802,621
Eastern Co. SAE	195,734	110,555
		913,176
Finland — 0.6%
Elisa OYJ	25,256	1,568,430

Schedule of Investments (unaudited) (continued)	iShares® MSCI ACWI ex U.S. ETF
April 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Finland (continued)
Fortum OYJ	81,871	$1,222,824
Kesko OYJ, Class B	53,922	1,124,157
Kone OYJ, Class B	61,583	3,513,356
Metso Outotec OYJ	121,969	1,346,626
Neste OYJ	77,240	3,743,392
Nokia OYJ	1,033,593	4,373,288
Orion OYJ, Class B	20,608	968,022
Sampo OYJ, Class A	88,271	4,476,660
Stora Enso OYJ, Class R	98,608	1,251,024
UPM-Kymmene OYJ	100,772	3,213,659
Wartsila OYJ Abp	91,373	1,059,665
		27,861,103
France — 8.1%
Accor SA(a)	33,348	1,183,090
Aeroports de Paris(a)	5,706	906,717
Air Liquide SA	96,464	17,352,937
Airbus SE	109,043	15,269,802
Alstom SA	57,852	1,454,085
Amundi SA(c)	11,510	754,076
ArcelorMittal SA	95,657	2,717,581
Arkema SA	11,227	1,110,833
AXA SA	342,338	11,173,975
BioMerieux	8,607	901,199
BNP Paribas SA	204,968	13,243,682
Bollore SE	158,093	1,067,976
Bouygues SA	42,331	1,550,129
Bureau Veritas SA	55,791	1,608,739
Capgemini SE	30,690	5,596,547
Carrefour SA	112,678	2,343,771
Cie. de Saint-Gobain.	90,354	5,231,018
Cie. Generale des Etablissements Michelin SCA	127,689	4,066,587
Covivio	9,628	547,438
Credit Agricole SA	225,678	2,758,581
Danone SA	118,424	7,837,733
Dassault Aviation SA	5,077	992,136
Dassault Systemes SE	124,819	5,067,106
Edenred	45,812	2,976,573
Eiffage SA	15,086	1,795,593
Engie SA	336,408	5,383,970
EssilorLuxottica SA	53,400	10,572,134
Eurazeo SE	7,578	541,098
Eurofins Scientific SE	24,976	1,744,569
Euronext NV(c)	15,645	1,244,235
Gecina SA	8,341	928,542
Getlink SE	79,878	1,492,859
Hermes International	5,822	12,640,001
Ipsen SA	7,390	896,150
Kering SA	13,764	8,814,007
Klepierre SA	41,764	1,057,887
La Francaise des Jeux SAEM(c)	17,723	757,514
Legrand SA	51,256	4,851,582
L’Oreal SA	44,595	21,312,708
LVMH Moet Hennessy Louis Vuitton SE	50,785	48,849,134
Orange SA	361,941	4,710,993
Pernod Ricard SA	38,371	8,861,747
Publicis Groupe SA	42,952	3,511,630
Remy Cointreau SA	4,918	850,952
Renault SA(a)	35,052	1,301,935
Safran SA	62,688	9,749,221
Sanofi	210,092	22,641,255
Security	Shares	Value

France (continued)
Sartorius Stedim Biotech	5,271	$1,412,094
Schneider Electric SE	100,719	17,564,569
SEB SA	4,730	542,351
Societe Generale SA	146,675	3,562,481
Sodexo SA	16,202	1,736,336
Teleperformance	11,385	2,275,355
Thales SA	19,780	3,018,495
TotalEnergies SE	457,267	29,219,321
Unibail-Rodamco-Westfield, New(a)	21,708	1,164,113
Valeo	37,431	730,902
Veolia Environnement SA	123,576	3,913,029
Vinci SA	98,705	12,208,941
Vivendi SE	133,899	1,470,807
Wendel SE	5,690	638,300
Worldline SA/France(a)(c)	44,237	1,924,429
		363,603,550
Germany — 5.2%
adidas AG	31,783	5,597,178
Allianz SE, Registered	74,992	18,831,013
Aroundtown SA(b)	229,345	312,458
BASF SE	169,084	8,745,724
Bayer AG, Registered	181,682	11,990,337
Bayerische Motoren Werke AG	61,278	6,868,307
Bechtle AG	15,482	720,055
Beiersdorf AG	18,870	2,634,806
Brenntag SE	28,734	2,341,954
Carl Zeiss Meditec AG, Bearer	7,816	1,051,270
Commerzbank AG(a)	196,889	2,188,049
Continental AG	20,604	1,445,724
Covestro AG(a)(c)	34,585	1,517,259
Daimler Truck Holding AG(a)	82,325	2,720,262
Delivery Hero SE(a)(b)(c)	31,255	1,249,299
Deutsche Bank AG, Registered	381,176	4,190,146
Deutsche Boerse AG	35,458	6,762,150
Deutsche Lufthansa AG, Registered(a)	112,767	1,212,237
Deutsche Post AG, Registered	182,055	8,756,769
Deutsche Telekom AG, Registered	595,003	14,346,579
E.ON SE	417,560	5,523,377
Evonik Industries AG	37,226	812,513
Fresenius Medical Care AG & Co. KGaA	37,433	1,816,397
Fresenius SE & Co. KGaA	76,612	2,219,754
GEA Group AG	30,587	1,438,594
Hannover Rueck SE	10,485	2,240,215
HeidelbergCement AG	25,970	1,967,009
HelloFresh SE(a)	32,189	864,343
Henkel AG & Co. KGaA	20,313	1,502,232
Infineon Technologies AG	241,485	8,794,104
Knorr-Bremse AG	12,877	902,571
LEG Immobilien SE	13,151	818,561
Mercedes-Benz Group AG	148,373	11,571,018
Merck KGaA	24,087	4,320,456
MTU Aero Engines AG	9,999	2,625,432
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	25,979	9,763,621
Nemetschek SE	11,257	879,885
Puma SE	18,329	1,074,044
Rational AG	950	688,056
Rheinmetall AG	8,037	2,353,979
RWE AG	117,937	5,529,622
SAP SE	191,752	25,947,139
Scout24 SE(c)	15,655	$975,731

Schedule of Investments (unaudited) (continued)	iShares® MSCI ACWI ex U.S. ETF
April 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Germany (continued)
Siemens AG, Registered	141,112	$23,259,816
Siemens Healthineers AG(c)	52,176	3,251,903
Symrise AG	24,805	2,997,002
Telefonica Deutschland Holding AG	180,310	609,262
United Internet AG, Registered	20,630	354,203
Volkswagen AG	6,386	1,072,163
Vonovia SE	130,424	2,828,704
Zalando SE(a)(c)	41,067	1,689,063
		234,172,345
Greece — 0.1%
Alpha Services and Holdings SA(a)	416,946	522,698
Eurobank Ergasias Services and Holdings SA, Class A(a)	492,869	696,882
Hellenic Telecommunications Organization SA	34,927	510,342
JUMBO SA	23,107	532,373
Mytilineos SA	17,138	497,221
National Bank of Greece SA(a)	90,501	473,606
OPAP SA	39,345	670,939
Public Power Corp. SA(a)	45,305	390,963
Terna Energy SA	13,981	309,931
		4,604,955
Hong Kong — 1.8%
AIA Group Ltd.	2,219,200	24,160,589
BOC Hong Kong Holdings Ltd.	692,000	2,184,452
Budweiser Brewing Co. APAC Ltd.(c)	300,800	869,074
China Renewable Energy Investment Ltd.(d)	7,401	—
Chow Tai Fook Jewellery Group Ltd.	407,200	817,744
CK Asset Holdings Ltd.	349,560	2,066,991
CK Hutchison Holdings Ltd.	475,560	3,179,322
CK Infrastructure Holdings Ltd.	130,500	742,987
CLP Holdings Ltd.	301,000	2,241,162
ESR Group Ltd.(c)	389,000	608,063
Futu Holdings Ltd., ADR(a)(b)	13,252	586,666
Galaxy Entertainment Group Ltd.(a)	385,000	2,740,157
Hang Lung Properties Ltd.	361,000	659,881
Hang Seng Bank Ltd.	143,600	2,128,560
Henderson Land Development Co. Ltd.	234,617	835,406
HKT Trust & HKT Ltd., Class SS.	658,000	864,791
Hong Kong & China Gas Co. Ltd.	2,081,748	1,848,448
Hong Kong Exchanges & Clearing Ltd.	224,400	9,316,392
Hongkong Land Holdings Ltd.	198,400	882,966
Jardine Matheson Holdings Ltd.	30,800	1,488,926
Link REIT	472,420	3,090,045
MTR Corp. Ltd.	264,500	1,321,580
New World Development Co. Ltd.	255,750	682,054
Power Assets Holdings Ltd.	254,000	1,451,432
Sands China Ltd.(a)	452,000	1,618,801
Sino Land Co. Ltd.	594,000	800,457
SITC International Holdings Co. Ltd.	290,000	536,408
Sun Hung Kai Properties Ltd.	254,000	3,536,513
Swire Pacific Ltd., Class A	94,500	750,153
Swire Properties Ltd.	208,800	561,199
Techtronic Industries Co. Ltd.	254,000	2,747,896
WH Group Ltd.(c)	1,516,000	844,015
Wharf Real Estate Investment Co. Ltd.	299,000	1,724,248
Xinyi Glass Holdings Ltd.	374,000	684,248
		78,571,626
Hungary — 0.1%
MOL Hungarian Oil & Gas PLC	86,632	702,521
Security	Shares	Value

Hungary (continued)
OTP Bank Nyrt	39,276	$1,196,854
Richter Gedeon Nyrt	19,694	475,660
		2,375,035
India — 3.7%
ABB India Ltd.	7,216	302,247
ACC Ltd.	11,868	256,507
Adani Enterprises Ltd.	30,867	729,750
Adani Green Energy Ltd.(a)	50,535	589,934
Adani Ports & Special Economic Zone Ltd.	91,250	762,822
Adani Power Ltd.(a)	131,436	362,497
Adani Total Gas Ltd.	41,487	480,732
Adani Transmission Ltd.(a)	38,338	483,559
Ambuja Cements Ltd.	118,004	573,825
Apollo Hospitals Enterprise Ltd.	19,852	1,098,909
Asian Paints Ltd.	73,239	2,606,456
AU Small Finance Bank Ltd.(c)	18,040	147,048
Aurobindo Pharma Ltd.	57,273	432,956
Avenue Supermarts Ltd.(a)(c)	30,332	1,306,405
Axis Bank Ltd.	392,598	4,144,226
Bajaj Auto Ltd.	15,057	817,233
Bajaj Finance Ltd.	50,591	3,902,246
Bajaj Finserv Ltd.	75,210	1,251,214
Bajaj Holdings & Investment Ltd.	3,134	262,971
Balkrishna Industries Ltd.	11,726	299,474
Bandhan Bank Ltd.(a)(c)	125,976	354,752
Berger Paints India Ltd.	16,973	127,010
Bharat Electronics Ltd.	620,619	785,994
Bharat Forge Ltd.	35,178	345,547
Bharat Petroleum Corp. Ltd.	161,178	705,465
Bharti Airtel Ltd.	420,867	4,120,012
Britannia Industries Ltd.	22,161	1,235,649
CG Power and Industrial Solutions Ltd.	101,475	384,314
Cholamandalam Investment and Finance Co. Ltd.	76,553	818,258
Cipla Ltd.	91,199	1,014,636
Coal India Ltd.	278,900	797,167
Colgate-Palmolive India Ltd.	25,395	495,879
Container Corp. of India Ltd.	22,419	168,096
Dabur India Ltd.	114,739	748,887
Divi’s Laboratories Ltd.	25,462	1,020,052
DLF Ltd.	87,191	456,076
Dr. Reddy’s Laboratories Ltd.	22,867	1,378,935
Eicher Motors Ltd.	26,548	1,075,043
GAIL India Ltd.	498,460	655,196
Godrej Consumer Products Ltd.(a)	79,788	886,575
Godrej Properties Ltd.(a)	19,704	318,242
Grasim Industries Ltd.	56,543	1,192,422
Havells India Ltd.	45,473	685,935
HCL Technologies Ltd.	200,102	2,616,141
HDFC Life Insurance Co. Ltd.(c)	172,990	1,123,053
Hero MotoCorp Ltd.	22,880	717,491
Hindalco Industries Ltd.	258,757	1,388,346
Hindustan Petroleum Corp. Ltd.	116,806	359,307
Hindustan Unilever Ltd.	151,962	4,574,006
Housing Development Finance Corp. Ltd.	317,209	10,807,897
ICICI Bank Ltd.	967,790	10,917,722
ICICI Lombard General Insurance Co. Ltd.(c)	39,985	528,573
ICICI Prudential Life Insurance Co. Ltd.(c)	84,359	449,524
Indian Hotels Co. Ltd. (The)	114,172	474,879
Indian Oil Corp. Ltd.	384,222	382,907
Indian Railway Catering & Tourism Corp. Ltd.	45,292	343,341

Schedule of Investments (unaudited) (continued)	iShares® MSCI ACWI ex U.S. ETF
April 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

India (continued)
Indraprastha Gas Ltd.	74,634	$453,299
Indus Towers Ltd.	144,045	273,706
Info Edge India Ltd.	15,208	705,636
Infosys Ltd.	619,733	9,561,957
InterGlobe Aviation Ltd.(a)(c)	22,809	565,155
ITC Ltd.	528,923	2,758,207
Jindal Steel & Power Ltd.	53,062	379,679
JSW Steel Ltd.	142,683	1,269,523
Jubilant Foodworks Ltd.	81,101	444,783
Kotak Mahindra Bank Ltd.	102,988	2,451,120
Larsen & Toubro Infotech Ltd.(c)	22,681	1,232,804
Larsen & Toubro Ltd.	128,280	3,719,154
Lupin Ltd.	44,991	390,971
Mahindra & Mahindra Ltd.	164,525	2,475,387
Marico Ltd.	113,370	689,483
Maruti Suzuki India Ltd.	23,484	2,473,360
Mphasis Ltd.	13,719	306,067
MRF Ltd.	431	469,900
Muthoot Finance Ltd.	5,207	65,116
Nestle India Ltd.	6,320	1,683,640
NTPC Ltd.	795,501	1,677,848
Oil & Natural Gas Corp. Ltd.	469,986	916,591
Page Industries Ltd.	1,240	612,582
Petronet LNG Ltd.	179,230	520,567
PI Industries Ltd.	17,032	706,394
Pidilite Industries Ltd.	33,842	1,003,352
Power Grid Corp. of India Ltd.	541,868	1,575,647
Reliance Industries Ltd.	562,745	16,711,920
Samvardhana Motherson International Ltd.	400,371	360,619
SBI Cards & Payment Services Ltd.	33,967	321,469
SBI Life Insurance Co. Ltd.(c)	86,284	1,205,511
Shree Cement Ltd.	2,167	646,120
Shriram Transport Finance Co. Ltd.	38,726	632,906
Siemens Ltd.	13,285	561,520
SRF Ltd.	26,147	814,802
State Bank of India	342,857	2,434,778
Sun Pharmaceutical Industries Ltd.	169,379	2,048,832
Tata Consultancy Services Ltd.	166,201	6,571,034
Tata Consumer Products Ltd.	124,327	1,163,224
Tata Elxsi Ltd.	6,562	535,461
Tata Motors Ltd.(a)	311,733	1,859,939
Tata Power Co. Ltd. (The)	270,700	668,638
Tata Steel Ltd.	1,371,528	1,818,328
Tech Mahindra Ltd.	109,992	1,384,049
Titan Co. Ltd.	68,199	2,209,598
Torrent Pharmaceuticals Ltd.	10,824	219,131
Trent Ltd.	32,576	546,067
Tube Investments of India Ltd.	22,032	699,002
TVS Motor Co. Ltd.	35,629	497,362
UltraTech Cement Ltd.	19,445	1,800,103
United Spirits Ltd.(a)	64,500	614,901
UPL Ltd.	97,424	884,193
Varun Beverages Ltd.	44,857	795,035
Vedanta Ltd.	148,644	509,909
Wipro Ltd.	240,025	1,136,545
Yes Bank Ltd.(a)	1,834,066	352,972
Zomato Ltd.(a)	509,720	407,598
		165,057,834
Indonesia — 0.6%
Adaro Energy Indonesia Tbk PT	3,117,700	667,388
Security	Shares	Value

Indonesia (continued)
Aneka Tambang Tbk	1,664,400	$239,432
Astra International Tbk PT	3,610,000	1,665,181
Bank Central Asia Tbk PT	10,153,900	6,283,751
Bank Mandiri Persero Tbk PT	7,031,168	2,485,516
Bank Negara Indonesia Persero Tbk PT	1,226,600	790,480
Bank Rakyat Indonesia Persero Tbk PT	12,614,816	4,396,000
Barito Pacific Tbk PT	6,076,232	346,496
Charoen Pokphand Indonesia Tbk PT	1,563,200	489,399
Indah Kiat Pulp & Paper Tbk PT	564,200	299,801
Indofood CBP Sukses Makmur Tbk PT	324,000	233,939
Indofood Sukses Makmur Tbk PT	591,300	260,274
Kalbe Farma Tbk PT	4,883,400	707,037
Merdeka Copper Gold Tbk PT(a)	2,820,707	760,910
Sarana Menara Nusantara Tbk PT	3,412,000	238,951
Semen Indonesia Persero Tbk PT	688,530	280,042
Sumber Alfaria Trijaya Tbk PT	3,181,600	629,105
Telkom Indonesia Persero Tbk PT	9,181,100	2,659,293
Unilever Indonesia Tbk PT	1,476,800	443,570
United Tractors Tbk PT	332,745	656,864
Vale Indonesia Tbk PT(a)	528,600	252,652
		24,786,081
Ireland — 0.5%
AIB Group PLC	146,959	632,008
Bank of Ireland Group PLC	174,537	1,805,221
CRH PLC	148,835	7,181,882
Flutter Entertainment PLC, Class DI(a)	30,240	6,042,484
Kerry Group PLC, Class A	28,721	3,025,028
Kingspan Group PLC	30,362	2,104,079
Smurfit Kappa Group PLC	41,997	1,555,953
		22,346,655
Israel — 0.4%
Azrieli Group Ltd.	10,803	629,990
Bank Hapoalim BM	235,169	2,025,884
Bank Leumi Le-Israel BM	285,871	2,266,008
Bezeq The Israeli Telecommunication Corp. Ltd.	491,189	668,718
Check Point Software Technologies Ltd.(a)(b)	18,494	2,355,396
CyberArk Software Ltd.(a)	7,779	969,263
Elbit Systems Ltd.	5,252	972,249
ICL Group Ltd.	135,171	839,523
Isracard Ltd.	1	2
Israel Discount Bank Ltd., Class A	233,894	1,162,416
Mizrahi Tefahot Bank Ltd.	29,493	967,172
Nice Ltd.(a)	11,898	2,438,848
Teva Pharmaceutical Industries Ltd., ADR(a)	205,111	1,790,619
Tower Semiconductor Ltd.(a)	23,163	1,021,299
Wix.com Ltd.(a)	10,386	905,971
		19,013,358
Italy — 1.5%
Amplifon SpA	23,465	861,398
Assicurazioni Generali SpA	198,764	4,139,880
DiaSorin SpA	4,697	510,154
Enel SpA	1,477,403	10,093,786
Eni SpA	461,935	6,978,645
Ferrari NV	23,462	6,537,648
FinecoBank Banca Fineco SpA	109,989	1,667,179
Infrastrutture Wireless Italiane SpA(c)	74,671	1,036,397
Intesa Sanpaolo SpA	3,048,938	8,016,851
Mediobanca Banca di Credito Finanziario SpA	119,451	1,282,806
Moncler SpA	37,951	2,815,249

Schedule of Investments (unaudited) (continued)	iShares® MSCI ACWI ex U.S. ETF
April 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Italy (continued)
Nexi SpA(a)(c)	104,064	$862,877
Poste Italiane SpA(c)	82,333	856,835
Prysmian SpA	47,807	1,956,532
Recordati Industria Chimica e Farmaceutica SpA	18,491	851,186
Snam SpA	385,794	2,144,118
Stellantis NV	405,900	6,732,489
Telecom Italia SpA/Milano(a)(b)	1,798,785	529,045
Tenaris SA	90,444	1,293,826
Terna - Rete Elettrica Nazionale	263,904	2,284,285
UniCredit SpA	357,136	7,076,820
		68,528,006
Japan — 13.7%
Advantest Corp.	35,700	2,782,168
Aeon Co. Ltd.	118,100	2,407,114
AGC Inc.	35,600	1,327,341
Aisin Corp.	26,300	771,943
Ajinomoto Co. Inc.(b)	82,300	2,959,866
ANA Holdings Inc.(a)	27,900	608,584
Asahi Group Holdings Ltd.	82,500	3,187,311
Asahi Intecc Co. Ltd.	46,500	841,475
Asahi Kasei Corp.	230,000	1,624,526
Astellas Pharma Inc.	340,300	5,126,469
Azbil Corp.	23,500	657,219
Bandai Namco Holdings Inc.	125,700	2,855,327
BayCurrent Consulting Inc.	24,600	855,096
Bridgestone Corp.	106,400	4,272,847
Brother Industries Ltd.	45,100	708,306
Canon Inc.	184,900	4,403,827
Capcom Co. Ltd.	33,100	1,243,819
Central Japan Railway Co.	26,500	3,280,665
Chiba Bank Ltd. (The)	102,200	667,369
Chubu Electric Power Co. Inc.	114,200	1,273,599
Chugai Pharmaceutical Co. Ltd.	124,900	3,223,124
Concordia Financial Group Ltd.	212,600	806,681
CyberAgent Inc.	74,400	649,259
Dai Nippon Printing Co. Ltd.	40,800	1,172,841
Daifuku Co. Ltd.	51,900	956,246
Dai-ichi Life Holdings Inc.	183,800	3,418,821
Daiichi Sankyo Co. Ltd.	325,900	11,183,130
Daikin Industries Ltd.	45,400	8,246,051
Daito Trust Construction Co. Ltd.	10,600	1,004,643
Daiwa House Industry Co. Ltd.	108,500	2,765,500
Daiwa House REIT Investment Corp.	467	993,621
Daiwa Securities Group Inc.	256,100	1,189,506
Denso Corp.	86,000	5,191,268
Dentsu Group Inc.	37,600	1,354,909
Disco Corp.	16,500	1,878,610
East Japan Railway Co.	54,800	3,135,744
Eisai Co. Ltd.	46,100	2,660,122
ENEOS Holdings Inc.	565,600	2,012,136
FANUC Corp.	176,500	5,960,616
Fast Retailing Co. Ltd.	32,700	7,743,414
Fuji Electric Co. Ltd.	22,900	924,370
FUJIFILM Holdings Corp.	65,400	3,408,645
Fujitsu Ltd.	36,200	4,824,635
GLP J-Reit	944	1,078,591
GMO Payment Gateway Inc.	8,100	633,515
Hakuhodo DY Holdings Inc.	43,300	510,218
Hamamatsu Photonics KK	25,400	1,346,552
Hankyu Hanshin Holdings Inc.	41,200	1,286,317
Security	Shares	Value

Japan (continued)
Hikari Tsushin Inc.	3,900	$532,136
Hirose Electric Co. Ltd.	6,700	904,224
Hitachi Construction Machinery Co. Ltd.	19,000	468,196
Hitachi Ltd.	177,800	9,834,938
Honda Motor Co. Ltd.	297,200	7,882,642
Hoshizaki Corp.	23,500	827,698
Hoya Corp.	65,700	6,888,972
Hulic Co. Ltd.	81,000	697,414
Ibiden Co. Ltd.	24,200	952,178
Idemitsu Kosan Co. Ltd.	34,872	742,531
Iida Group Holdings Co. Ltd.	25,700	456,928
Inpex Corp.	189,400	2,072,613
Isuzu Motors Ltd.	105,900	1,250,575
ITOCHU Corp.	217,200	7,205,580
Itochu Techno-Solutions Corp.	16,400	424,687
Japan Airlines Co. Ltd.	26,200	499,807
Japan Exchange Group Inc.	94,900	1,540,965
Japan Metropolitan Fund Invest	1,305	955,541
Japan Post Bank Co. Ltd.	271,600	2,168,880
Japan Post Holdings Co. Ltd.	430,800	3,546,313
Japan Post Insurance Co. Ltd.	34,400	558,624
Japan Real Estate Investment Corp.	222	879,653
Japan Tobacco Inc.	218,300	4,697,133
JFE Holdings Inc.	85,500	1,011,490
JSR Corp.	35,300	819,081
Kajima Corp.	72,600	960,537
Kansai Electric Power Co. Inc. (The)	135,300	1,460,524
Kao Corp.	87,300	3,527,659
KDDI Corp.	295,900	9,237,445
Keio Corp.	18,700	694,517
Keisei Electric Railway Co. Ltd.	24,400	861,049
Keyence Corp.	36,100	16,279,514
Kikkoman Corp.	26,200	1,551,923
Kintetsu Group Holdings Co. Ltd.	30,200	1,019,469
Kirin Holdings Co. Ltd.	155,200	2,521,273
Kobayashi Pharmaceutical Co. Ltd.	10,600	661,461
Kobe Bussan Co. Ltd.	30,800	861,427
Koei Tecmo Holdings Co. Ltd.	21,700	399,058
Koito Manufacturing Co.Ltd.	39,000	754,395
Komatsu Ltd.	167,500	4,165,703
Konami Group Corp.	17,200	846,308
Kose Corp.	6,300	735,180
Kubota Corp.	187,400	2,839,670
Kurita Water Industries Ltd.	21,200	888,468
Kyocera Corp.	57,700	3,028,530
Kyowa Kirin Co. Ltd.	50,400	1,121,469
Lasertec Corp.	14,300	1,945,458
Lixil Corp.	50,900	801,218
M3 Inc.	82,700	2,029,952
Makita Corp.	38,800	1,094,575
Marubeni Corp.	285,400	4,050,736
MatsukiyoCocokara & Co.	21,300	1,140,611
Mazda Motor Corp.	105,000	950,196
McDonald’s Holdings Co. Japan Ltd.(b)	15,000	624,904
MEIJI Holdings Co. Ltd.	41,180	993,661
MINEBEA MITSUMI Inc.	64,500	1,194,451
MISUMI Group Inc.	52,200	1,316,859
Mitsubishi Chemical Group Corp.	227,500	1,334,661
Mitsubishi Corp.	231,800	8,594,183
Mitsubishi Electric Corp.	350,300	4,343,328

Schedule of Investments (unaudited) (continued)	iShares® MSCI ACWI ex U.S. ETF
April 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Mitsubishi Estate Co. Ltd.	213,200	$2,627,541
Mitsubishi HC Capital Inc.	128,100	664,933
Mitsubishi Heavy Industries Ltd.	58,700	2,225,918
Mitsubishi UFJ Financial Group Inc.	2,212,200	13,847,339
Mitsui & Co. Ltd.	261,600	8,166,814
Mitsui Chemicals Inc.	30,900	781,801
Mitsui Fudosan Co. Ltd.	164,900	3,275,245
Mitsui OSK Lines Ltd.	62,300	1,544,455
Mizuho Financial Group Inc.	440,860	6,390,631
MonotaRO Co. Ltd.	54,000	816,960
MS&AD Insurance Group Holdings Inc.	79,500	2,609,373
Murata Manufacturing Co. Ltd.	103,800	5,889,215
NEC Corp.	43,600	1,676,651
Nexon Co. Ltd.	86,600	1,956,324
NGK Insulators Ltd.	43,800	549,770
Nidec Corp.	82,200	4,067,425
Nihon M&A Center Holdings Inc.	73,700	563,351
Nintendo Co.Ltd.	203,900	8,620,356
Nippon Building Fund Inc.	263	1,102,816
Nippon Express Holdings Inc.	13,400	786,338
Nippon Paint Holdings Co. Ltd.	169,200	1,526,563
Nippon Prologis REIT Inc.	451	1,027,410
Nippon Sanso Holdings Corp.	47,400	855,223
Nippon Shinyaku Co. Ltd.	10,700	489,297
Nippon Steel Corp.	146,686	3,132,833
Nippon Telegraph & Telephone Corp.	218,800	6,676,458
Nippon Yusen KK	91,600	2,165,322
Nissan Chemical Corp.	24,600	1,093,274
Nissan Motor Co. Ltd.	422,700	1,541,348
Nisshin Seifun Group Inc.	38,625	468,191
Nissin Foods Holdings Co. Ltd.	13,000	1,253,356
Nitori Holdings Co. Ltd.	17,600	2,241,110
Nitto Denko Corp.	24,900	1,609,741
Nomura Holdings Inc.	533,400	1,912,186
Nomura Real Estate Holdings Inc.	23,200	578,121
Nomura Real Estate Master Fund Inc.	736	861,198
Nomura Research Institute Ltd.	73,100	1,839,163
NTT Data Corp.	116,100	1,577,003
Obayashi Corp.	116,900	974,568
Obic Co. Ltd.	12,800	1,972,162
Odakyu Electric Railway Co. Ltd.	52,600	734,733
Oji Holdings Corp.	142,400	559,589
Olympus Corp.	225,400	3,945,946
Omron Corp.	40,500	2,375,694
Ono Pharmaceutical Co. Ltd.	66,900	1,347,038
Open House Group Co. Ltd.	18,500	739,496
Oracle Corp. Japan	7,900	566,973
Oriental Land Co. Ltd./Japan	184,000	6,511,609
ORIX Corp.	219,400	3,732,547
Osaka Gas Co. Ltd.	80,100	1,324,950
Otsuka Corp.	19,200	698,861
Otsuka Holdings Co. Ltd.	71,800	2,442,690
Pan Pacific International Holdings Corp.	70,100	1,309,954
Panasonic Holdings Corp.	404,700	3,811,779
Persol Holdings Co. Ltd.	45,400	936,121
Rakuten Group Inc.	157,000	783,108
Recruit Holdings Co. Ltd.	267,300	7,498,723
Renesas Electronics Corp.(a)	225,500	2,938,817
Resona Holdings Inc.	397,300	1,980,127
Ricoh Co. Ltd.	108,500	898,350
Security	Shares	Value

Japan (continued)
Rohm Co. Ltd.	15,300	$1,151,909
SBI Holdings Inc.	43,400	847,635
SCSK Corp.	26,900	406,131
Secom Co. Ltd.	38,600	2,471,712
Seiko Epson Corp.	50,500	772,334
Sekisui Chemical Co.Ltd.	67,400	959,267
Sekisui House Ltd.	110,800	2,277,897
Seven & i Holdings Co. Ltd.	137,700	6,240,212
SG Holdings Co. Ltd.	51,700	743,953
Sharp Corp./Japan(a)	34,000	242,318
Shimadzu Corp.	42,200	1,319,879
Shimano Inc.	13,400	2,072,342
Shimizu Corp.	98,000	598,487
Shin-Etsu Chemical Co. Ltd.	343,000	9,787,785
Shionogi & Co. Ltd.	50,200	2,247,180
Shiseido Co. Ltd.	80,600	4,040,138
Shizuoka Financial Group Inc., NVS	92,500	697,232
SMC Corp.	10,500	5,236,821
SoftBank Corp.	525,200	5,913,127
SoftBank Group Corp.	220,700	8,276,783
Sompo Holdings Inc.	56,700	2,366,068
Sony Group Corp.	232,400	21,026,088
Square Enix Holdings Co. Ltd.	16,600	816,871
Subaru Corp.	110,400	1,801,928
SUMCO Corp.	61,700	849,711
Sumitomo Chemical Co.Ltd.	256,000	865,080
Sumitomo Corp.	204,400	3,663,432
Sumitomo Electric Industries Ltd.	128,400	1,638,674
Sumitomo Metal Mining Co. Ltd.	45,300	1,671,964
Sumitomo Mitsui Financial Group Inc.	240,200	9,817,844
Sumitomo Mitsui Trust Holdings Inc.	61,200	2,206,119
Sumitomo Realty & Development Co. Ltd.	55,500	1,295,882
Suntory Beverage & Food Ltd.	23,300	877,137
Suzuki Motor Corp.	69,500	2,423,357
Sysmex Corp.	30,800	1,981,154
T&D Holdings Inc.	97,600	1,195,244
Taisei Corp.	31,600	1,074,745
Takeda Pharmaceutical Co. Ltd.	275,813	9,145,720
TDK Corp.	73,300	2,519,973
Terumo Corp.	117,000	3,503,656
TIS Inc.	40,500	1,112,118
Tobu Railway Co. Ltd.	45,100	1,151,213
Toho Co. Ltd./Tokyo	19,500	774,667
Tokio Marine Holdings Inc.	337,800	6,792,151
Tokyo Electric Power Co. Holdings Inc.(a)	307,000	1,100,722
Tokyo Electron Ltd.	82,500	9,446,703
Tokyo Gas Co. Ltd.	72,400	1,482,971
Tokyu Corp.	96,200	1,357,962
Toppan Inc.	47,500	1,009,791
Toray Industries Inc.	253,800	1,438,360
Toshiba Corp.	70,500	2,271,494
Tosoh Corp.	47,300	631,942
TOTO Ltd.	23,800	814,001
Toyota Industries Corp.	25,900	1,505,253
Toyota Motor Corp.	1,955,900	26,854,554
Toyota Tsusho Corp.	39,100	1,625,281
Trend Micro Inc./Japan	23,100	1,128,746
Unicharm Corp.	73,600	2,971,225
USS Co. Ltd.	47,700	801,550
Welcia Holdings Co. Ltd.	18,500	387,335

Schedule of Investments (unaudited) (continued)	iShares® MSCI ACWI ex U.S. ETF
April 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
West Japan Railway Co.	38,900	$1,685,994
Yakult Honsha Co. Ltd.	23,700	1,782,570
Yamaha Corp.	25,800	1,016,768
Yamaha Motor Co. Ltd.	53,100	1,376,949
Yamato Holdings Co. Ltd.	49,000	841,702
Yaskawa Electric Corp.	45,400	1,848,944
Yokogawa Electric Corp.	49,700	807,167
Z Holdings Corp.	481,300	1,318,397
ZOZO Inc.	28,400	597,659
		614,135,993
Kuwait — 0.2%
Agility Public Warehousing Co. KSC	318,409	646,304
Boubyan Bank KSCP	327,003	722,177
Gulf Bank KSCP	179,595	165,335
Kuwait Finance House KSCP	1,384,650	3,383,516
Mabanee Co. KPSC	120,124	299,403
Mobile Telecommunications Co. KSCP	489,141	911,532
National Bank of Kuwait SAKP	1,394,295	4,577,483
		10,705,750
Malaysia — 0.4%
AMMB Holdings Bhd	142,900	115,889
Axiata Group Bhd	599,100	402,541
CIMB Group Holdings Bhd	1,048,400	1,191,110
Dialog Group Bhd	769,800	396,320
DiGi.Com Bhd	737,500	728,373
Genting Bhd	428,900	453,015
Genting Malaysia Bhd	566,800	345,211
Hong Leong Bank Bhd	150,000	677,899
Hong Leong Financial Group Bhd	101,400	411,920
IHH Healthcare Bhd	509,600	655,786
Inari Amertron Bhd	589,500	306,038
IOI Corp.Bhd	637,800	547,837
Kuala Lumpur Kepong Bhd	85,600	413,454
Malayan Banking Bhd	761,700	1,480,196
Malaysia Airports Holdings Bhd(b)	211,200	334,265
Maxis Bhd(b)	616,900	609,414
MISC Bhd	168,200	275,644
MR DIY Group M Bhd(c)	65,600	23,292
Petronas Chemicals Group Bhd	491,700	782,466
Petronas Dagangan Bhd	61,800	313,676
Petronas Gas Bhd	185,000	700,930
PPB Group Bhd	197,700	720,682
Press Metal Aluminium Holdings Bhd	708,800	821,342
Public Bank Bhd	2,650,000	2,314,110
RHB Bank Bhd	396,595	487,838
Sime Darby Bhd	511,200	249,088
Sime Darby Plantation Bhd	426,000	410,018
Telekom Malaysia Bhd	131,500	146,508
Tenaga Nasional Bhd	421,400	841,677
Top Glove Corp. Bhd(a)	947,100	208,859
		17,365,398
Mexico — 0.7%
Alfa SAB de CV, Class A	225,500	143,105
America Movil SAB de CV	5,266,900	5,680,091
Arca Continental SAB de CV	57,800	550,047
Banco del Bajio SA(c)	135,900	447,092
Cemex SAB de CV, NVS(a)	2,880,508	1,730,275
Coca-Cola Femsa SAB de CV	90,200	744,647
Fibra Uno Administracion SA de CV	641,600	886,417
Security	Shares	Value

Mexico (continued)
Fomento Economico Mexicano SAB de CV	360,100	$3,503,362
Gruma SAB de CV, Class B	29,315	458,863
Grupo Aeroportuario del Pacifico SAB de CV, Class B	62,500	1,111,995
Grupo Aeroportuario del Sureste SAB de CV, Class B	41,405	1,188,412
Grupo Bimbo SAB de CV, Series A	269,300	1,442,398
Grupo Carso SAB de CV, Series A1	70,900	400,214
Grupo Financiero Banorte SAB de CV, Class O	479,300	4,144,807
Grupo Financiero Inbursa SAB de CV, Class O(a)	485,100	1,180,677
Grupo Mexico SAB de CV, Series B	597,329	2,937,226
Grupo Televisa SAB, CPO	469,000	475,795
Industrias Penoles SAB de CV(a)	28,990	445,488
Kimberly-Clark de Mexico SAB de CV, Class A	360,600	817,891
Operadora De Sites Mexicanos SAB de CV	180,400	175,087
Orbia Advance Corp. SAB de CV	168,400	387,949
Promotora y Operadora de Infraestructura SAB de CV	22,310	232,053
Wal-Mart de Mexico SAB de CV	988,900	3,987,061
		33,070,952
Netherlands — 2.8%
ABN AMRO Bank NV, CVA(c)	75,443	1,209,144
Adyen NV(a)(c)	3,995	6,419,374
Aegon NV	332,206	1,515,765
AerCap Holdings NV(a)	30,222	1,703,312
Akzo Nobel NV	34,288	2,844,473
ASM International NV	8,705	3,160,345
ASML Holding NV	74,730	47,424,583
Davide Campari-Milano NV	94,747	1,221,049
EXOR NV, NVS(a)	20,436	1,681,864
Heineken Holding NV	21,648	2,077,800
Heineken NV	47,621	5,468,090
IMCD NV	10,824	1,629,437
ING Groep NV(a)	701,119	8,695,479
JDE Peet’s NV	18,536	563,725
Just Eat Takeaway.com NV(a)(c)	34,262	600,819
Koninklijke Ahold Delhaize NV	193,443	6,651,469
Koninklijke KPN NV	639,887	2,333,594
Koninklijke Philips NV	162,273	3,425,909
NEPI Rockcastle NV	90,284	545,578
NN Group NV	51,303	1,913,108
OCI NV	19,221	506,480
Pepco Group NV(a)	31,760	304,562
Prosus NV	153,676	11,500,120
QIAGEN NV(a)	43,035	1,924,557
Randstad NV	21,274	1,155,939
Universal Music Group NV	134,324	2,934,633
Wolters Kluwer NV	49,137	6,510,343
		125,921,551
New Zealand — 0.1%
Auckland International Airport Ltd.(a)	230,204	1,260,448
EBOS Group Ltd.	29,766	816,869
Fisher & Paykel Healthcare Corp. Ltd.	101,024	1,732,855
Mercury NZ Ltd.	120,520	473,393
Meridian Energy Ltd.	260,835	883,367
Spark New Zealand Ltd.	395,905	1,282,792
		6,449,724
Norway — 0.4%
Adevinta ASA(a)	55,789	429,740
Aker BP ASA	56,498	1,350,631
DNB Bank ASA	174,029	3,061,184
Equinor ASA	175,879	5,063,734

Schedule of Investments (unaudited) (continued)	iShares® MSCI ACWI ex U.S. ETF
April 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Norway (continued)
Gjensidige Forsikring ASA	44,656	$777,896
Kongsberg Gruppen ASA	17,289	776,549
Mowi ASA	76,824	1,465,747
Norsk Hydro ASA	250,752	1,845,299
Orkla ASA	139,895	1,005,534
Salmar ASA	13,919	618,400
Telenor ASA	124,025	1,547,601
Yara International ASA	31,078	1,251,475
		19,193,790
Peru — 0.1%
Cia. de Minas Buenaventura SAA, ADR	36,531	258,274
Credicorp Ltd.	13,117	1,777,091
Southern Copper Corp.	14,677	1,127,634
		3,162,999
Philippines — 0.2%
Aboitiz Equity Ventures Inc.	288,830	285,983
ACEN Corp.	81,202	8,840
Ayala Corp.	36,090	418,011
Ayala Land Inc.	1,609,620	777,931
Bank of the Philippine Islands	326,034	634,165
BDO Unibank Inc.	449,444	1,171,496
International Container Terminal Services Inc.	224,790	881,555
JG Summit Holdings Inc.	753,730	691,914
Jollibee Foods Corp.	116,770	474,864
Manila Electric Co.	13,530	82,990
Metropolitan Bank & Trust Co.	640,098	678,067
Monde Nissin Corp.(c)	1,377,000	232,816
PLDT Inc.	17,330	377,114
SM Investments Corp.	36,055	584,250
SM Prime Holdings Inc.	2,041,000	1,253,758
Universal Robina Corp.	111,110	295,681
		8,849,435
Poland — 0.2%
Allegro.eu SA (a)(c)	63,484	500,395
Bank Polska Kasa Opieki SA	37,333	863,777
CD Projekt SA	12,537	342,092
Cyfrowy Polsat SA	79,803	334,677
Dino Polska SA(a)(c)	8,367	853,294
KGHM Polska Miedz SA	28,223	811,850
LPP SA	207	596,717
mBank SA(a)	2,605	218,059
PGE Polska Grupa Energetyczna SA(a)	166,457	275,744
Polski Koncern Naftowy ORLEN SA	107,478	1,639,719
Powszechna Kasa Oszczednosci Bank Polski SA	170,753	1,320,271
Powszechny Zaklad Ubezpieczen SA	98,556	907,985
Santander Bank Polska SA	8,344	678,690
		9,343,270
Portugal — 0.1%
Banco Espirito Santo SA, Registered,NVS(d)	4	—
EDP - Energias de Portugal SA	533,230	2,938,096
Galp Energia SGPS SA	93,464	1,129,390
Jeronimo Martins SGPS SA	51,225	1,292,674
		5,360,160
Qatar — 0.2%
Barwa Real Estate Co.	298,500	205,795
Commercial Bank PSQC (The)	545,710	883,492
Industries Qatar QSC	292,220	1,027,996
Masraf Al Rayan QSC	1,054,485	742,970
Mesaieed Petrochemical Holding Co.	797,836	435,794
Security	Shares	Value

Qatar (continued)
Ooredoo QPSC	225,076	$611,498
Qatar Electricity & Water Co. QSC	128,977	593,246
Qatar Fuel QSC	91,366	416,389
Qatar Gas Transport Co. Ltd.	319,759	348,234
Qatar International Islamic Bank QSC	142,967	390,220
Qatar Islamic Bank SAQ	296,355	1,462,292
Qatar National Bank QPSC	821,071	3,471,026
		10,588,952
Russia — 0.0%
Alrosa PJSC(a)(d)	504,040	63
Gazprom PJSC(d)	2,086,234	261
Inter RAO UES PJSC(d)	5,597,000	700
LUKOIL PJSC(d)	71,534	9
Magnit PJSC(a)(d)	10,825	1
Magnit PJSC, GDR(d)	4	—
MMC Norilsk Nickel PJSC(d)	11,400	1
Mobile TeleSystems PJSC(d)	193,438	24
Moscow Exchange MICEX-RTS PJSC(a)(d)	287,200	36
Novatek PJSC(d)	162,260	20
Novolipetsk Steel PJSC(a)(d)	223,890	28
Ozon Holdings PLC, GDR(a)(d)	8,288	1
PhosAgro PJSC(d)	9,664	1
PhosAgro PJSC, GDR(a)(d)	1	—
PhosAgro PJSC, New(d)	187	2
Polymetal International PLC(a)(d)	52,614	6
Polyus PJSC(a)(d)	5,198	1
Rosneft Oil Co. PJSC(d)	165,180	21
Sberbank of Russia PJSC(a)(d)	1,882,550	235
Severstal PAO(a)(d)	30,098	4
Surgutneftegas PJSC(d)	1,575,550	197
Tatneft PJSC(d)	206,881	26
TCS Group Holding PLC, GDR(a)(d)	20,990	3
United Co. RUSAL International PJSC(a)(d)	563,790	70
VK Co. Ltd.(a)(d)	21,979	3
VTB Bank PJSC(a)(d)	493,800,000	62
X5 Retail Group NV, GDR(a)(d)	16,185	2
Yandex NV(a)(d)	54,504	7
		1,784
Saudi Arabia — 1.2%
ACWA Power Co.	20,684	870,107
Advanced Petrochemical Co.	32,344	413,038
Al Rajhi Bank	368,857	7,613,189
Alinma Bank	184,776	1,573,047
Almarai Co. JSC	27,927	440,557
AngloGold Ashanti Ltd.	79,520	2,125,296
Arab National Bank	116,271	852,574
Arabian Internet & Communications Services Co.	2,297	171,943
Bank AlBilad(a)	114,659	1,277,941
Bank Al-Jazira	92,950	486,361
Banque Saudi Fransi	127,782	1,325,888
Bupa Arabia for Cooperative Insurance Co.	11,575	545,977
Dallah Healthcare Co.	8,147	371,190
Dar Al Arkan Real Estate Development Co.(a)	115,959	500,565
Dr Sulaiman Al Habib Medical Services Group Co.	14,896	1,144,249
Elm Co.	6,165	731,118
Emaar Economic City(a)	90,648	235,020
Etihad Etisalat Co.	71,365	880,178
Jarir Marketing Co.	18,060	787,839
Mobile Telecommunications Co.(a)	57,728	231,201

Schedule of Investments (unaudited) (continued)	iShares® MSCI ACWI ex U.S. ETF
April 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Saudi Arabia (continued)
Mouwasat Medical Services Co.	8,110	$535,996
Nahdi Medical Co.	4,925	236,662
National Industrialization Co.(a)	52,344	191,986
Rabigh Refining & Petrochemical Co.(a)	79,475	236,905
Reinet Investments SCA	24,832	543,026
Riyad Bank	247,709	1,997,874
SABIC Agri-Nutrients Co.	41,264	1,483,653
Sahara International Petrochemical Co.	80,857	843,091
Saudi Arabian Mining Co.(a)	166,659	3,117,654
Saudi Arabian Oil Co.(c)	408,999	3,942,365
Saudi Basic Industries Corp.	158,804	3,929,234
Saudi British Bank (The)	159,763	1,551,095
Saudi Electricity Co.	197,090	1,277,707
Saudi Industrial Investment Group	52,647	359,032
Saudi Investment Bank (The)	82,685	362,889
Saudi Kayan Petrochemical Co.(a)	120,747	409,909
Saudi National Bank (The)	392,591	5,152,622
Saudi Research & Media Group(a)	6,373	358,364
Saudi Tadawul Group Holding Co.	6,983	313,411
Saudi Telecom Co.	258,197	3,107,652
Savola Group (The)	35,892	305,727
Yanbu National Petrochemical Co.	43,476	521,969
		53,356,101
Singapore — 0.9%
CapitaLand Ascendas REIT	603,577	1,298,851
CapitaLand Ascott Trust	27,223	22,103
CapitaLand Integrated Commercial Trust	985,621	1,504,982
Capitaland Investment Ltd/Singapore	477,600	1,336,909
City Developments Ltd.	62,800	328,525
DBS Group Holdings Ltd.	334,700	8,270,421
Genting Singapore Ltd.	1,165,300	991,350
Grab Holdings Ltd., Class A(a)(b)	239,606	697,253
Jardine Cycle & Carriage Ltd.	22,900	583,234
Keppel Corp. Ltd.	280,700	1,303,398
Mapletree Logistics Trust	602,797	788,862
Mapletree Pan Asia Commercial Trust	384,300	509,062
Oversea-Chinese Banking Corp. Ltd.	621,675	5,881,595
Sea Ltd., ADR(a)	66,747	5,084,119
Sembcorp Marine Ltd.(a)	8,208,226	765,521
Singapore Airlines Ltd.	260,750	1,146,853
Singapore Exchange Ltd.	121,400	873,670
Singapore Technologies Engineering Ltd.	303,700	826,770
Singapore Telecommunications Ltd.	1,504,100	2,882,384
United Overseas Bank Ltd.	217,900	4,627,750
UOL Group Ltd.	70,400	367,268
Venture Corp. Ltd.	57,600	735,884
Wilmar International Ltd.	352,000	1,039,708
		41,866,472
South Africa — 0.9%
Absa Group Ltd.	145,387	1,414,291
African Rainbow Minerals Ltd.	20,472	257,177
Anglo American Platinum Ltd.	10,285	609,782
Aspen Pharmacare Holdings Ltd.	77,003	770,709
Bid Corp. Ltd.	67,863	1,544,424
Bidvest Group Ltd. (The)	65,146	892,296
Capitec Bank Holdings Ltd.	15,339	1,335,686
Clicks Group Ltd.	53,023	774,917
Discovery Ltd.(a)	90,010	707,434
Exxaro Resources Ltd.	54,964	577,524
Security	Shares	Value

South Africa (continued)
FirstRand Ltd.	936,419	$3,300,195
Foschini Group Ltd. (The)	48,708	252,565
Gold Fields Ltd.	166,478	2,594,279
Growthpoint Properties Ltd.	763,672	531,450
Harmony Gold Mining Co. Ltd.	110,566	517,941
Impala Platinum Holdings Ltd.	156,154	1,520,284
Kumba Iron Ore Ltd.	11,574	281,441
Mr. Price Group Ltd.	57,193	470,300
MTN Group Ltd.	316,941	2,226,132
MultiChoice Group	73,091	457,466
Naspers Ltd., Class N.	40,207	7,167,366
Nedbank Group Ltd.	74,178	855,830
Northam Platinum Holdings Ltd.(a)	68,097	666,507
Old Mutual Ltd.	922,974	587,106
Pepkor Holdings Ltd.(c)	256,135	237,337
Remgro Ltd.	96,191	736,347
Sanlam Ltd.	292,823	903,321
Sasol Ltd.	105,830	1,378,128
Shoprite Holdings Ltd.	90,434	1,103,657
Sibanye Stillwater Ltd.	493,532	1,091,117
Standard Bank Group Ltd.	238,399	2,235,166
Vodacom Group Ltd.	104,982	719,584
Woolworths Holdings Ltd.	207,811	738,997
		39,456,756
South Korea — 3.1%
Alteogen Inc.(a)	—	—
Amorepacific Corp.	5,640	521,822
BGF retail Co. Ltd.	1,851	258,239
Celltrion Healthcare Co. Ltd.	17,707	922,998
Celltrion Inc.	19,015	2,291,107
Celltrion Pharm Inc.(a)	4,076	249,854
Cheil Worldwide Inc.	7,525	104,132
CJ CheilJedang Corp.(a)	1,826	422,843
CJ Corp.	3,698	253,205
Coway Co. Ltd.	10,873	399,218
DB Insurance Co. Ltd.	10,838	681,293
Doosan Bobcat Inc.	7,784	298,645
Doosan Enerbility Co. Ltd.(a)	75,042	940,274
Ecopro BM Co. Ltd.	9,438	1,895,241
E-MART Inc.	3,796	277,629
F&F Co. Ltd./New.	3,329	352,241
GS Holdings Corp.	8,060	239,475
Hana Financial Group Inc.	51,470	1,617,374
Hankook Tire & Technology Co. Ltd.	17,303	446,882
Hanmi Pharm Co. Ltd.	1,576	381,179
Hanon Systems	28,015	192,580
Hanwha Solutions Corp.(a)	18,114	651,795
HD Hyundai Co. Ltd.	10,938	485,028
HLB Inc.(a)	21,214	563,789
HMM Co. Ltd.	50,439	772,588
Hotel Shilla Co. Ltd.	6,943	424,180
HYBE Co. Ltd.(a)	3,284	664,082
Hyundai Engineering & Construction Co. Ltd.	15,563	478,837
Hyundai Glovis Co. Ltd.	3,783	464,063
Hyundai Heavy Industries Co. Ltd.(a)	2,672	219,836
Hyundai Mipo Dockyard Co. Ltd.(a)	3,765	207,247
Hyundai Mobis Co. Ltd.	11,736	1,911,328
Hyundai Motor Co.	25,307	3,748,708
Hyundai Steel Co.	18,221	498,210
Iljin Materials Co. Ltd.	4,800	217,155

Schedule of Investments (unaudited) (continued)	iShares® MSCI ACWI ex U.S. ETF
April 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

South Korea (continued)
Industrial Bank of Korea	55,703	$419,486
Kakao Corp.	57,992	2,539,443
Kakao Games Corp.(a)	6,916	210,151
Kakao Pay Corp.(a)(b)	4,059	166,802
KakaoBank Corp.	26,873	444,897
Kangwon Land Inc.	22,425	317,660
KB Financial Group Inc.	73,752	2,737,394
Kia Corp.	48,375	3,063,747
Korea Aerospace Industries Ltd.	14,793	607,635
Korea Electric Power Corp.(a)	46,486	649,010
Korea Investment Holdings Co. Ltd.	7,959	328,936
Korea Shipbuilding & Offshore Engineering Co. Ltd.(a)	8,023	510,297
Korea Zinc Co. Ltd.	1,617	621,506
Korean Air Lines Co. Ltd.	29,670	508,949
Krafton Inc.(a)	4,992	721,121
KT&G Corp.	18,514	1,186,403
Kumho Petrochemical Co. Ltd.	2,949	301,560
L&F Co. Ltd.	4,639	926,000
LG Chem Ltd.	9,035	5,018,791
LG Corp.	17,742	1,161,241
LG Display Co. Ltd.(a)	46,070	513,579
LG Electronics Inc.	20,185	1,657,550
LG Energy Solution(a)	6,301	2,746,200
LG H&H Co. Ltd.	1,616	754,585
LG Innotek Co. Ltd.	2,572	511,907
LG Uplus Corp.	39,381	324,829
Lotte Chemical Corp.	3,532	445,163
Lotte Shopping Co. Ltd.	1,736	103,792
Meritz Financial Group Inc.(b)	19,514	671,701
Mirae Asset Securities Co. Ltd.	52,233	271,399
NAVER Corp.	23,706	3,434,414
NCSoft Corp.	3,096	876,082
Netmarble Corp.(a)(c)	4,653	226,565
NH Investment & Securities Co. Ltd.	27,473	192,348
Orion Corp./Republic of Korea	5,279	572,327
Pan Ocean Co. Ltd.	52,053	212,429
Pearl Abyss Corp.(a)	6,008	194,573
POSCO Chemical Co.Ltd.	4,942	1,243,988
POSCO Holdings Inc.	14,485	4,099,322
S-1 Corp.	2,714	118,530
Samsung Biologics Co. Ltd.(a)(c)	3,248	1,899,618
Samsung C&T Corp.	14,300	1,174,377
Samsung Electro-Mechanics Co. Ltd.	10,344	1,118,654
Samsung Electronics Co. Ltd.	878,109	43,206,550
Samsung Engineering Co. Ltd.(a)	29,559	645,186
Samsung Fire & Marine Insurance Co. Ltd.	5,790	974,030
Samsung Heavy Industries Co. Ltd.(a)	121,738	518,580
Samsung Life Insurance Co. Ltd.	13,798	684,048
Samsung SDI Co. Ltd.	10,168	5,276,905
Samsung SDS Co. Ltd.	6,910	607,587
Samsung Securities Co. Ltd.	11,858	301,012
SD Biosensor Inc.	4,590	71,582
Shinhan Financial Group Co. Ltd.	84,743	2,218,606
SK Biopharmaceuticals Co. Ltd.(a)	6,735	348,276
SK Bioscience Co. Ltd.(a)	4,513	238,499
SK Hynix Inc.	100,600	6,768,719
SK IE Technology Co. Ltd.(a)(c)	4,823	280,406
SK Inc.	6,865	837,186
SK Innovation Co. Ltd.(a)	10,259	1,335,196
SK Square Co. Ltd.(a)	18,235	581,136
Security	Shares	Value

South Korea (continued)
SKC Co. Ltd.	4,424	$330,420
S-Oil Corp.	8,951	501,326
Woori Financial Group Inc.	86,334	759,329
Yuhan Corp.	13,920	600,223
		136,942,840
Spain — 1.7%
Acciona SA	4,108	761,166
ACS Actividades de Construccion y Servicios SA	45,351	1,559,276
Aena SME SA(a)(c)	13,079	2,202,724
Amadeus IT Group SA(a)	82,698	5,812,429
Banco Bilbao Vizcaya Argentaria SA	1,134,808	8,307,911
Banco Santander SA	3,108,379	10,919,974
CaixaBank SA	822,238	3,043,601
Cellnex Telecom SA(c)	102,377	4,310,481
Corp. ACCIONA Energias Renovables SA	12,699	455,984
EDP Renovaveis SA	53,419	1,187,381
Enagas SA	22,741	455,290
Endesa SA	59,914	1,344,034
Ferrovial SA	100,252	3,143,242
Grifols SA(a)(b)	54,265	558,583
Iberdrola SA	1,119,160	14,502,186
Industria de Diseno Textil SA	201,795	6,937,059
Naturgy Energy Group SA	31,834	991,193
Red Electrica Corp. SA	64,486	1,172,442
Repsol SA	261,143	3,836,112
Telefonica SA	963,977	4,378,566
		75,879,634
Sweden — 2.2%
Alfa Laval AB	54,207	1,988,710
Assa Abloy AB, Class B	186,319	4,439,237
Atlas Copco AB, Class A	484,897	7,013,609
Atlas Copco AB, Class B	294,668	3,779,648
Boliden AB	50,003	1,786,951
Electrolux AB, Class B	40,229	606,858
Embracer Group AB(a)(b)	120,378	628,452
Epiroc AB, Class A	127,686	2,557,943
Epiroc AB, Class B	67,006	1,153,718
EQT AB	62,689	1,350,205
Essity AB, Class B	112,822	3,419,101
Evolution AB(c)	33,462	4,470,805
Fastighets AB Balder, Class B(a)	144,312	671,890
Getinge AB, Class B	42,752	1,085,083
H & M Hennes & Mauritz AB, Class B	134,135	1,966,524
Hexagon AB, Class B	367,565	4,208,511
Holmen AB, Class B	16,792	635,238
Husqvarna AB, Class B	95,021	820,148
Industrivarden AB, Class A	24,737	707,803
Industrivarden AB, Class C	26,210	748,467
Indutrade AB	53,218	1,277,865
Investment AB Latour, Class B	30,784	666,526
Investor AB, Class A	90,228	1,978,504
Investor AB, Class B	343,866	7,387,319
Kinnevik AB, Class B(a)	45,357	745,123
L E Lundbergforetagen AB, Class B	12,793	613,822
Lifco AB, Class B	47,788	1,089,781
Nibe Industrier AB, Class B	283,679	3,176,318
Nordea Bank Abp	615,963	6,842,897
Sagax AB, Class B	36,384	892,454
Sandvik AB	192,506	3,921,311

Schedule of Investments (unaudited) (continued)	iShares® MSCI ACWI ex U.S. ETF
April 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Sweden (continued)
Securitas AB, Class B	86,617	$776,373
Skandinaviska Enskilda Banken AB, Class A	295,248	3,357,199
Skanska AB, Class B	62,132	1,016,260
SKF AB, Class B	63,766	1,154,908
Svenska Cellulosa AB SCA, Class B	114,373	1,569,165
Svenska Handelsbanken AB, Class A	266,918	2,359,498
Swedbank AB, Class A	165,510	2,875,973
Swedish Orphan Biovitrum AB(a)	29,810	725,441
Tele2 AB, Class B	100,050	1,063,147
Telefonaktiebolaget LM Ericsson, Class B	535,685	2,949,317
Telia Co. AB	474,909	1,322,227
Volvo AB, Class A	36,996	783,433
Volvo AB, Class B	305,672	6,284,831
Volvo Car AB, Class B(a)	105,739	436,462
		99,305,055
Switzerland — 6.9%
ABB Ltd., Registered	295,534	10,660,979
Adecco Group AG, Registered	29,090	1,000,596
Alcon Inc.	93,388	6,800,170
Bachem Holding AG, Class A	6,291	687,229
Baloise Holding AG, Registered	7,963	1,332,952
Banque Cantonale Vaudoise, Registered	5,568	585,889
Barry Callebaut AG, Registered	651	1,389,943
BKW AG	4,059	695,090
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates, NVS	192	2,370,647
Chocoladefabriken Lindt & Spruengli AG, Registered	19	2,341,975
Cie. Financiere Richemont SA, Class A, Registered	96,443	15,942,104
Clariant AG, Registered	38,401	640,537
Coca-Cola HBC AG, Class DI	36,595	1,117,124
Credit Suisse Group AG, Registered(a)(b)	653,950	588,454
DSM-Firmenich AG(a)	32,205	4,214,401
EMS-Chemie Holding AG, Registered	1,353	1,111,221
Geberit AG, Registered	6,812	3,879,856
Givaudan SA, Registered	1,715	5,999,014
Holcim AG	100,969	6,671,297
Julius Baer Group Ltd.	40,461	2,899,281
Kuehne + Nagel International AG, Registered	10,089	2,988,926
Logitech International SA, Registered	32,472	1,921,601
Lonza Group AG, Registered	13,709	8,549,482
Nestle SA, Registered	507,131	65,059,613
Novartis AG, Registered	398,233	40,736,795
Partners Group Holding AG	4,235	4,111,053
Roche Holding AG, Bearer	5,821	1,969,835
Roche Holding AG, NVS	129,802	40,646,217
Schindler Holding AG, Participation Certificates, NVS	8,114	1,813,249
Schindler Holding AG, Registered	3,899	832,915
SGS SA	29,771	2,694,136
Siemens Energy AG(a)	94,710	2,324,571
SIG Group AG	55,778	1,492,934
Sika AG, Registered	27,409	7,570,994
Sonova Holding AG, Registered	10,022	3,178,238
STMicroelectronics NV	128,055	5,477,819
Straumann Holding AG	20,614	3,101,388
Swatch Group AG (The), Bearer	5,634	1,932,813
Swatch Group AG (The), Registered	8,793	554,732
Swiss Life Holding AG, Registered	5,908	3,899,614
Swiss Prime Site AG, Registered	14,848	1,344,035
Swiss Re AG	55,321	5,571,041
Swisscom AG, Registered	4,729	3,246,697
Security	Shares	Value

Switzerland (continued)
Temenos AG, Registered	11,727	$987,808
UBS Group AG, Registered	624,894	12,718,196
VAT Group AG(c)	5,088	1,794,993
Zurich Insurance Group AG	27,912	13,535,986
		310,984,440
Taiwan — 4.0%
Accton Technology Corp.	112,000	1,094,117
Acer Inc.	601,792	593,616
Advantech Co. Ltd.	95,793	1,159,851
Airtac International Group	31,928	1,158,810
ASE Technology Holding Co. Ltd.	588,762	1,935,584
Asia Cement Corp.	362,440	519,113
Asustek Computer Inc.	116,000	1,069,167
AUO Corp.	1,222,800	679,139
Catcher Technology Co. Ltd.	120,000	707,894
Cathay Financial Holding Co. Ltd.	1,536,019	2,127,970
Chailease Holding Co. Ltd.	242,827	1,768,540
Chang Hwa Commercial Bank Ltd.	839,086	486,597
Cheng Shin Rubber Industry Co. Ltd.	371,000	457,215
China Airlines Ltd.	566,000	351,122
China Development Financial Holding Corp.	2,968,358	1,269,283
China Steel Corp.	2,143,288	2,032,770
Chunghwa Telecom Co. Ltd.	688,000	2,846,830
Compal Electronics Inc.	737,000	575,153
CTBC Financial Holding Co. Ltd.	3,037,036	2,238,715
Delta Electronics Inc.	348,000	3,408,997
E Ink Holdings Inc.	180,000	1,121,420
E.Sun Financial Holding Co. Ltd.	2,411,378	1,961,056
Eclat Textile Co. Ltd.	35,000	557,376
eMemory Technology Inc.	15,000	896,876
Eva Airways Corp.	503,000	441,082
Evergreen Marine Corp. Taiwan Ltd.	178,200	941,167
Far Eastern New Century Corp.	535,000	556,122
Far EasTone Telecommunications Co. Ltd.	283,000	727,131
Feng TAY Enterprise Co. Ltd.	82,600	513,880
First Financial Holding Co. Ltd.	1,958,933	1,730,293
Formosa Chemicals & Fibre Corp.	636,340	1,428,069
Formosa Petrochemical Corp.	229,000	647,905
Formosa Plastics Corp.	692,960	2,119,845
Fubon Financial Holding Co. Ltd.	1,357,996	2,615,364
Giant Manufacturing Co. Ltd.	63,211	379,166
Globalwafers Co. Ltd.	41,000	644,366
Hon Hai Precision Industry Co. Ltd.	2,298,377	7,831,830
Hotai Motor Co. Ltd.	50,000	1,077,782
Hua Nan Financial Holdings Co. Ltd.	1,629,529	1,163,637
Innolux Corp.	1,651,737	723,593
Inventec Corp.	537,000	579,231
Largan Precision Co. Ltd.	19,000	1,247,581
Lite-On Technology Corp.	385,000	922,275
MediaTek Inc.	280,000	6,088,275
Mega Financial Holding Co. Ltd.	2,035,474	2,258,228
Micro-Star International Co. Ltd.	136,000	646,409
momo.com Inc.	13,200	357,667
Nan Ya Plastics Corp.	904,840	2,299,719
Nan Ya Printed Circuit Board Corp.	62,000	558,183
Nanya Technology Corp.	231,000	511,964
Nien Made Enterprise Co. Ltd.	42,000	462,426
Novatek Microelectronics Corp.	102,000	1,394,453
Parade Technologies Ltd.	14,000	428,785
Pegatron Corp.	348,000	794,190

Schedule of Investments (unaudited) (continued)	iShares® MSCI ACWI ex U.S. ETF
April 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Taiwan (continued)
PharmaEssentia Corp.(a)	52,000	$627,317
Pou Chen Corp.	391,000	405,035
Powerchip Semiconductor Manufacturing Corp.	655,000	636,390
President Chain Store Corp.	85,000	748,842
Quanta Computer Inc.	509,000	1,425,226
Realtek Semiconductor Corp.	84,000	985,066
Ruentex Development Co. Ltd.	343,000	400,802
Shanghai Commercial & Savings Bank Ltd. (The)	678,784	1,026,584
Shin Kong Financial Holding Co. Ltd.	2,386,983	652,375
Silergy Corp.	58,000	915,491
SinoPac Financial Holdings Co. Ltd.	2,149,697	1,169,865
Synnex Technology International Corp.	281,750	568,538
Taishin Financial Holding Co. Ltd.	2,039,194	1,150,463
Taiwan Business Bank	902,000	409,970
Taiwan Cement Corp.	959,553	1,210,482
Taiwan Cooperative Financial Holding Co. Ltd.	1,948,482	1,698,429
Taiwan High Speed Rail Corp.	378,000	382,257
Taiwan Mobile Co. Ltd.	234,000	788,446
Taiwan Semiconductor Manufacturing Co. Ltd.	4,551,000	74,525,326
Unimicron Technology Corp.	224,000	1,064,301
Uni-President Enterprises Corp.	902,972	2,164,747
United Microelectronics Corp.	2,192,000	3,525,516
Vanguard International Semiconductor Corp.	169,000	478,965
Voltronic Power Technology Corp.	15,000	862,500
Walsin Lihwa Corp.	574,754	933,372
Wan Hai Lines Ltd.	123,435	262,431
Win Semiconductors Corp.	67,000	357,717
Winbond Electronics Corp.	616,000	522,745
Wiwynn Corp.	20,000	761,133
WPG Holdings Ltd.	368,000	599,746
Yageo Corp.	58,898	954,792
Yang Ming Marine Transport Corp.	316,000	651,903
Yuanta Financial Holding Co. Ltd.	1,785,933	1,314,639
Zhen Ding Technology Holding Ltd.	133,000	484,518
		177,773,758
Thailand — 0.6%
Advanced Info Service PCL, NVDR	252,800	1,587,170
Airports of Thailand PCL, NVDR(a)	896,100	1,925,113
Asset World Corp. PCL, NVDR	1,896,300	295,263
B Grimm Power PCL, NVDR	389,400	443,990
Bangkok Dusit Medical Services PCL, NVDR	2,078,100	1,785,235
Bangkok Expressway & Metro PCL, NVDR	1,608,700	417,653
Berli Jucker PCL, NVDR	386,800	443,078
BTS Group Holdings PCL, NVDR	3,099,800	700,487
Central Pattana PCL, NVDR	523,200	1,045,535
Charoen Pokphand Foods PCL, NVDR	1,123,900	669,048
CP ALL PCL, NVDR	1,144,300	2,174,544
Delta Electronics Thailand PCL, NVDR(b)	621,000	1,329,212
Global Power Synergy PCL, NVDR	319,500	601,010
Indorama Ventures PCL, NVDR	509,088	508,550
Intouch Holdings PCL, NVDR	309,300	681,032
Kasikornbank PCL, NVDR	117,700	432,121
Krungthai Card PCL, NVDR(b)	325,300	504,125
Land & Houses PCL, NVDR	2,119,200	609,212
Minor International PCL, NVDR	773,520	716,456
Osotspa PCL, NVDR	371,900	321,972
PTT Exploration & Production PCL, NVDR	266,199	1,158,245
PTT Global Chemical PCL, NVDR	469,101	572,402
PTT Public Company Ltd., NVDR	2,068,300	1,882,798
SCB X PCL, NVS	237,000	720,914
Security	Shares	Value

Thailand (continued)
Siam Cement PCL (The), NVDR	150,100	$1,383,068
Srisawad Corp. PCL, NVDR	327,600	535,300
Thai Oil PCL, NVDR	403,000	551,652
True Corp. PCL	2,351,296	547,413
		24,542,598
Turkey — 0.2%
Akbank TAS	567,030	468,817
Aselsan Elektronik Sanayi Ve Ticaret AS	126,342	290,709
BIM Birlesik Magazalar AS	90,569	727,721
Eregli Demir ve Celik Fabrikalari TAS	267,017	455,634
Ford Otomotiv Sanayi AS	13,571	375,133
Haci Omer Sabanci Holding AS	177,430	348,779
Hektas Ticaret TAS(a)	198,135	274,750
KOC Holding AS	153,750	598,576
Koza Altin Isletmeleri AS	136,450	132,701
Pegasus Hava Tasimaciligi AS(a)	10,063	229,808
Sasa Polyester Sanayi AS(a)	82,984	424,914
Turk Hava Yollari AO(a)	99,667	655,451
Turkcell Iletisim Hizmetleri AS	216,428	368,694
Turkiye Is Bankasi AS, Class C	640,800	357,188
Turkiye Petrol Rafinerileri AS	159,754	545,540
Turkiye Sise ve Cam Fabrikalari AS	280,548	532,235
Yapi ve Kredi Bankasi AS	546,161	266,468
		7,053,118
United Arab Emirates — 0.4%
Abu Dhabi Commercial Bank PJSC	622,298	1,495,163
Abu Dhabi Islamic Bank PJSC	303,694	940,866
Abu Dhabi National Oil Co. for Distribution PJSC	623,908	745,842
Aldar Properties PJSC	836,059	1,233,176
Emaar Properties PJSC	1,158,168	1,877,692
Emirates NBD Bank PJSC	404,617	1,556,273
Emirates Telecommunications Group Co. PJSC	637,263	4,171,495
First Abu Dhabi Bank PJSC	805,035	3,112,916
Multiply Group(a)	620,576	569,354
Q Holding PJSC(a)	376,585	262,075
		15,964,852
United Kingdom — 9.9%
3i Group PLC	174,704	3,886,996
abrdn PLC	415,879	1,114,443
Admiral Group PLC	33,983	987,686
Anglo American PLC	229,536	7,072,960
Antofagasta PLC	68,642	1,262,532
Ashtead Group PLC	82,067	4,731,665
Associated British Foods PLC	65,903	1,623,756
AstraZeneca PLC	285,032	41,946,145
Auto Trader Group PLC(c)	180,990	1,447,372
Aviva PLC	527,841	2,810,405
BAE Systems PLC	582,762	7,424,377
Barclays PLC	3,026,432	6,096,478
Barratt Developments PLC	193,375	1,216,602
Berkeley Group Holdings PLC	20,691	1,157,914
BP PLC	3,491,621	23,425,266
British American Tobacco PLC	395,664	14,618,121
British Land Co. PLC (The)	177,759	895,593
BT Group PLC	1,283,022	2,562,569
Bunzl PLC	63,386	2,523,212
Burberry Group PLC	76,554	2,498,874
CNH Industrial NV	196,656	2,767,311
Coca-Cola Europacific Partners PLC	38,718	2,496,149

Schedule of Investments (unaudited) (continued)	iShares® MSCI ACWI ex U.S. ETF
April 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

United Kingdom (continued)
Compass Group PLC	323,464	$8,533,291
Croda International PLC	27,026	2,374,489
DCC PLC	18,718	1,164,577
Diageo PLC	418,374	19,084,585
Entain PLC	108,330	1,973,909
Experian PLC	168,915	5,980,415
Glencore PLC	1,877,659	11,083,135
GSK PLC	747,354	13,477,159
Haleon PLC	926,255	4,072,464
Halma PLC	69,337	2,016,555
Hargreaves Lansdown PLC	63,523	643,123
Hikma Pharmaceuticals PLC	30,217	699,849
HSBC Holdings PLC	3,679,343	26,518,299
Imperial Brands PLC	169,713	4,201,090
Informa PLC	266,715	2,424,726
InterContinental Hotels Group PLC	33,155	2,279,628
Intertek Group PLC	29,555	1,546,147
J Sainsbury PLC	334,202	1,161,354
JD Sports Fashion PLC	469,445	952,770
Johnson Matthey PLC	34,566	853,907
Kingfisher PLC(b)	392,927	1,273,514
Land Securities Group PLC	115,170	977,313
Legal & General Group PLC	1,030,179	3,039,566
Lloyds Banking Group PLC	12,875,875	7,822,360
London Stock Exchange Group PLC	69,567	7,304,067
M&G PLC	479,705	1,239,815
Mondi PLC	89,613	1,428,013
National Grid PLC	670,183	9,609,034
NatWest Group PLC, NVS	953,698	3,141,574
Next PLC	24,665	2,092,745
NMC Health PLC, NVS(d)	14,180	—
Ocado Group PLC(a)	102,966	655,312
Pearson PLC	128,365	1,428,161
Persimmon PLC	60,625	1,003,325
Phoenix Group Holdings PLC	103,735	772,883
Prudential PLC	497,002	7,604,644
Reckitt Benckiser Group PLC	129,540	10,468,098
RELX PLC	351,666	11,717,051
Rentokil Initial PLC	450,098	3,583,345
Rio Tinto PLC	204,871	13,024,133
Rolls-Royce Holdings PLC(a)	1,547,265	2,964,048
Sage Group PLC (The)	189,961	1,959,055
Schroders PLC	133,100	815,225
Segro PLC	215,031	2,263,830
Severn Trent PLC	54,457	2,005,846
Shell PLC	1,299,916	39,944,020
Smith & Nephew PLC	161,038	2,652,257
Smiths Group PLC	63,640	1,345,645
Spirax-Sarco Engineering PLC	13,530	1,890,682
SSE PLC	205,209	4,734,820
St. James’s Place PLC	92,434	1,405,746
Standard Chartered PLC	468,821	3,714,531
Taylor Wimpey PLC	647,359	1,044,751
Tesco PLC	1,380,453	4,880,526
Unilever PLC	463,360	25,800,872
United Utilities Group PLC	132,300	1,797,225
Vodafone Group PLC	4,911,891	5,899,796
Whitbread PLC	36,810	1,506,708
Security	Shares	Value

United Kingdom (continued)
WPP PLC	209,849	$2,445,668
		442,864,102
Total Common Stocks — 98.4%
(Cost: $4,323,899,485)		4,409,273,531

Preferred Stocks

Brazil — 0.4%
Banco Bradesco SA, Preference Shares, NVS	1,052,775	2,923,320
Centrais Eletricas Brasileiras SA, Class B, Preference Shares, NVS	92,420	674,648
Cia. Energetica de Minas Gerais, Preference Shares, NVS	310,198	768,063
Gerdau SA, Preference Shares, NVS	228,173	1,151,892
Itau Unibanco Holding SA, Preference Shares, NVS	878,224	4,563,849
Itausa SA, Preference Shares, NVS	901,355	1,568,580
Petroleo Brasileiro SA, Preference Shares, NVS	863,186	4,101,509
		15,751,861
Chile — 0.0%
Sociedad Quimica y Minera de Chile SA, Class B, Preference Shares	27,867	1,886,567
Colombia — 0.0%
Bancolombia SA, Preference Shares, NVS	110,161	682,351
Germany — 0.3%
Bayerische Motoren Werke AG, Preference Shares, NVS	10,064	1,069,750
Dr Ing hc F Porsche AG, Preference Shares, NVS(a)	21,026	2,632,853
Henkel AG & Co. KGaA, Preference Shares, NVS	32,299	2,611,327
Porsche Automobil Holding SE, Preference Shares, NVS	28,786	1,603,301
Sartorius AG, Preference Shares, NVS	4,643	1,804,684
Volkswagen AG, Preference Shares, NVS	33,909	4,630,266
		14,352,181
Russia — 0.0%
Surgutneftegas PJSC, Preference Shares, NVS(d)	1,151,800	144
South Korea — 0.2%
Hyundai Motor Co.
Preference Shares, NVS	4,571	362,797
Series 2, Preference Shares, NVS	6,519	540,764
LG Chem Ltd., Preference Shares, NVS	1,425	417,011
Samsung Electronics Co. Ltd., Preference Shares, NVS	150,417	6,288,164
		7,608,736
Total Preferred Stocks — 0.9%
(Cost: $36,626,961)		40,281,840

Rights

Brazil — 0.0%
Localiza Rent a Car SA, (Expires 05/18/23, Strike Price BRL 41.50)(a)	606	2,085
Total Rights — 0.0%
(Cost: $—)		2,085
Total Long-Term Investments — 99.3%
(Cost: $4,360,526,446)		4,449,557,456

Schedule of Investments (unaudited) (continued)	iShares® MSCI ACWI ex U.S. ETF
April 30, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Short-Term Securities

Money Market Funds — 0.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.02%(e)(f)(g)	23,152,403	$23,159,349
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.75%(e)(f)	4,810,000	4,810,000

Total Short-Term Securities — 0.6%
(Cost: $27,956,849)		27,969,349

Total Investments — 99.9%
(Cost: $4,388,483,295)		4,477,526,805
Other Assets Less Liabilities — 0.1%		4,456,094

Net Assets — 100.0%		$4,481,982,899

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/22	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/23	Shares Held at 04/30/23	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$37,483,277	$—		$(14,338,234	)(a)	$9,438	$4,868	$23,159,349	23,152,403	$246,099	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	4,160,000	650,000	(a)	—		—	—	4,810,000	4,810,000	136,918		—
						$9,438	$4,868	$27,969,349		$383,017		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI EAFE Index	208	06/16/23	$22,356	$973,866
MSCI Emerging Markets Index	185	06/16/23	9,104	110,436
				$1,084,302

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

Schedule of Investments (unaudited) (continued)	iShares® MSCI ACWI ex U.S. ETF
April 30, 2023

Fair Value Hierarchy as of Period End (continued)

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$493,633,146	$3,915,607,342	$33,043	$4,409,273,531
Preferred Stocks	18,320,779	21,960,917	144	40,281,840
Rights	2,085	—	—	2,085
Short-Term Securities
Money Market Funds	27,969,349	—	—	27,969,349
	$539,925,359	$3,937,568,259	$33,187	$4,477,526,805
Derivative Financial Instruments(a)
Assets
Equity Contracts	$1,084,302	$—	$—	$1,084,302

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

ADR	American Depositary Receipt	NVDR	Non-Voting Depositary Receipt
CPO	Certificates of Participation (Ordinary)	NVS	Non-Voting Shares
GDR	Global Depositary Receipt	PJSC	Public Joint Stock Company
JSC	Joint Stock Company	REIT	Real Estate Investment Trust